UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Target Index Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Capital Trust – Target Index Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Item 1: Report(s) to Shareholders.

Semiannual Report  |  September 30, 2021
Schwab Target Index Funds

Schwab Target 2010 Index Fund
Schwab Target 2015 Index Fund
Schwab Target 2020 Index Fund
Schwab Target 2025 Index Fund
Schwab Target 2030 Index Fund
Schwab Target 2035 Index Fund
Schwab Target 2040 Index Fund
Schwab Target 2045 Index Fund
Schwab Target 2050 Index Fund
Schwab Target 2055 Index Fund
Schwab Target 2060 Index Fund
Schwab Target 2065 Index Fund

Schwab Target Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns For the 6 Months Ended September 30, 2021
Schwab Target 2010 Index Fund (Ticker Symbol: SWYAX)	3.60%
Target 2010 Passive Composite Index	3.82%
Fund Category: Morningstar Target-Date 2000-2010[1]	3.38%
Performance Details	pages 7-8

Schwab Target 2015 Index Fund (Ticker Symbol: SWYBX)	3.82%
Target 2015 Passive Composite Index	3.98%
Fund Category: Morningstar Target-Date 2015[1]	3.70%
Performance Details	pages 9-10

Schwab Target 2020 Index Fund (Ticker Symbol: SWYLX)	3.91%
Target 2020 Passive Composite Index	4.09%
Fund Category: Morningstar Target-Date 2020[1]	3.86%
Performance Details	pages 11-12

Schwab Target 2025 Index Fund (Ticker Symbol: SWYDX)	4.34%
Target 2025 Passive Composite Index	4.57%
Fund Category: Morningstar Target-Date 2025[1]	4.14%
Performance Details	pages 13-14

Schwab Target 2030 Index Fund (Ticker Symbol: SWYEX)	4.79%
Target 2030 Passive Composite Index	5.05%
Fund Category: Morningstar Target-Date 2030[1]	4.49%
Performance Details	pages 15-16

Schwab Target 2035 Index Fund (Ticker Symbol: SWYFX)	5.11%
Target 2035 Passive Composite Index	5.39%
Fund Category: Morningstar Target-Date 2035[1]	4.86%
Performance Details	pages 17-18
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Performance at a Glance (continued)

Total Returns For the 6 Months Ended September 30, 2021
Schwab Target 2040 Index Fund (Ticker Symbol: SWYGX)	5.38%
Target 2040 Passive Composite Index	5.66%
Fund Category: Morningstar Target-Date 2040[1]	5.09%
Performance Details	pages 19-20

Schwab Target 2045 Index Fund (Ticker Symbol: SWYHX)	5.65%
Target 2045 Passive Composite Index	5.89%
Fund Category: Morningstar Target-Date 2045[1]	5.29%
Performance Details	pages 21-22

Schwab Target 2050 Index Fund (Ticker Symbol: SWYMX)	5.79%
Target 2050 Passive Composite Index	6.02%
Fund Category: Morningstar Target-Date 2050[1]	5.34%
Performance Details	pages 23-24

Schwab Target 2055 Index Fund (Ticker Symbol: SWYJX)	5.79%
Target 2055 Passive Composite Index	6.10%
Fund Category: Morningstar Target-Date 2055[1]	5.38%
Performance Details	pages 25-26

Schwab Target 2060 Index Fund (Ticker Symbol: SWYNX)	5.89%
Target 2060 Passive Composite Index	6.18%
Fund Category: Morningstar Target-Date 2060[1]	5.39%
Performance Details	pages 27-28

Schwab Target 2065 Index Fund (Ticker Symbol: SWYOX)	5.88%
Target 2065 Passive Composite Index	6.19%
Fund Category: Morningstar Target-Date 2065+[1]	5.50%
Performance Details	pages 29-30
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
The Investment Environment

For the six-month reporting period ended September 30, 2021, global equity markets were mixed, with U.S. equity markets posting mostly positive returns while international markets were somewhat weaker. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and rapid spread of the Delta variant during the summer, U.S. equity markets rose through most of the reporting period on strong earnings, ongoing fiscal stimulus measures, and optimism related to increased COVID-19 vaccination rates before weakening in September amid growing evidence of a slowing economy and concerns that higher inflation may be more persistent than previously anticipated. International equity markets were more muted on slowing growth, supply bottlenecks, and spiking COVID-19 infection rates that drove recurring social restrictions. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 9.18%. U.S. large-cap stocks generally outperformed small-cap stocks, with the Russell 1000® Index and Russell 2000® Index returning 8.76% and -0.25%, respectively. Despite weakening against a basket of foreign currencies in the first half of the reporting period, the U.S. dollar recovered to end the period slightly higher than where it began, modestly reducing the returns on overseas investments in U.S. dollar terms. Among international equities, the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 4.70%, while the MSCI Emerging Markets Index (Net)* returned -3.45%. The Bloomberg US Aggregate Bond Index, representing the broad U.S. fixed-income market, returned 1.88%.
Bolstered by the extensive emergency rescue and fiscal stimulus measures passed by the U.S. Congress and U.S. Federal Reserve (Fed) beginning in March 2020, the U.S. economy began to recover from the dramatic impact of the COVID-19 pandemic beginning in the third quarter of 2020. U.S. gross domestic product (GDP) grew at an annualized rate of 6.7% for the second quarter of 2021. Unemployment, which skyrocketed in April 2020 but began falling starting in May 2020, fell over the reporting period. Inflation, which had remained well below the Fed’s traditional 2% target until it jumped in March 2021, continued to rise through June 2021 and remained elevated through September 2021, largely due to imbalances in the labor market, supply chain bottlenecks, increased consumer demand, particularly for travel-related services early in the reporting period, and higher energy costs.
Asset Class Performance Comparison % returns during the 6 months ended September 30, 2021

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
The Investment Environment (continued)

Outside the U.S., global economies continue to wrestle with the fallout of the COVID-19 pandemic and the emergence and spread of the Delta variant. In general, commodity prices rose as a result of supply and demand issues as well as supply chain disruptions. Oil prices rose through the first half of the reporting period, dipped in July and August, then rose again through the end of the reporting period on growing demand and reduced production. In the eurozone, GDP growth turned positive for the second quarter of 2021 following two previous quarters of contraction. After posting a loss in the first quarter of 2021, United Kingdom GDP was positive for the second quarter of 2021 as conditions improved. Japan’s economy also contracted in the first quarter of 2021 on a resurgence of COVID-19 cases and slow vaccine rollouts but posted a small gain for the second quarter of 2021. China, the only major economy to avoid contraction in the face of COVID-19 pandemic-related shocks, posted positive GDP growth for the second quarter of 2021, after experiencing a sharp acceleration of growth in the first quarter of 2021. India, after plunging into one of the worst recessions of any major economy, posted a sharp jump in growth for the second quarter of 2021.
For the most part, central banks around the world maintained the low—and for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. In the U.S., despite improving economic data, the Fed reiterated several times during the reporting period its intention to continue its support of the economy for as long as needed to achieve a full recovery, while acknowledging that it was keeping an eye on rising inflation. The Fed maintained the federal funds rate in a range of 0.00% to 0.25% throughout the reporting period. By the end of the reporting period, the Fed signaled that, due to significant progress made on its twin goals of maximum employment and price stability, it would likely begin reducing its bond purchases as early as late 2021 and could begin to raise interest rates in the next 18 months. In developed international markets, most central banks were similarly accommodative while acknowledging that conditions were changing. The European Central Bank held interest rates at 0.00%, unchanged since March 2016, but reduced the pace of its asset purchase program instituted to help counter the economic impacts posed by the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and—although citing improved conditions—vowed to continue to maintain stability in its financial markets through its ongoing programs. The Bank of England maintained its key official bank rate at 0.1% and continued to support its bond-buying program. Emerging markets were mixed. Central banks in China, India, and Indonesia maintained their low rates to help counter the ongoing effects of the COVID-19 pandemic. Turkey and the Philippines lowered their policy rates. Mexico, Brazil, Russia, and Pakistan raised their rates, citing a stronger-than-expected recovery or to counteract the impacts of inflation.
After climbing in early 2021 as investors anticipated an accelerating economic recovery resulting from the rollout of COVID-19 vaccines, U.S. bond yields drifted lower throughout most of the reporting period on tepid employment reports and growing inflation concerns. In the final two weeks of the reporting period, however, yields spiked as investors sought the safety of the bond market as equities began showing weakness. (Bond yields and bond prices typically move in opposite directions.) The yield on the 10-year U.S. Treasury began the reporting period at 1.74% and ended the reporting period at 1.52%. Short-term rates remained historically low, with the three-month U.S. Treasury yield beginning the reporting period at 0.03% and ending the reporting period at 0.04%. Outside the U.S., bond yields generally remained low.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the funds. Prior to joining Schwab in January 2012, Ms. Tang was a product manager at Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock).

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the funds. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank Collective Investment Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2010 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2010 Index Fund (8/25/16)	3.60%	9.79%	7.00%	6.88%
Dow Jones U.S. Total Stock Market IndexSM	8.16%	32.13%	16.82%	16.51%
Bloomberg US Aggregate Bond Index	1.88%	-0.90%	2.94%	2.89%
Target 2010 Passive Composite Index	3.82%	9.95%	7.11%	6.98%
Fund Category: Morningstar Target-Date 2000-2010[3]	3.38%	10.70%	6.89%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2010 Index Fund
Performance and Fund Facts as of September 30, 2021

Statistics
Number of Holdings	10
Portfolio Turnover Rate	8% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2015 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2015 Index Fund (8/25/16)	3.82%	10.62%	7.26%	7.14%
Dow Jones U.S. Total Stock Market IndexSM	8.16%	32.13%	16.82%	16.51%
Bloomberg US Aggregate Bond Index	1.88%	-0.90%	2.94%	2.89%
Target 2015 Passive Composite Index	3.98%	10.82%	7.39%	7.26%
Fund Category: Morningstar Target-Date 2015[3]	3.70%	12.47%	7.57%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2015 Index Fund
Performance and Fund Facts as of September 30, 2021

Statistics
Number of Holdings	10
Portfolio Turnover Rate	8% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2020 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2020 Index Fund (8/25/16)	3.91%	11.21%	7.97%	7.83%
Dow Jones U.S. Total Stock Market IndexSM	8.16%	32.13%	16.82%	16.51%
Bloomberg US Aggregate Bond Index	1.88%	-0.90%	2.94%	2.89%
Target 2020 Passive Composite Index	4.09%	11.40%	8.06%	7.92%
Fund Category: Morningstar Target-Date 2020[3]	3.86%	13.70%	8.05%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2020 Index Fund
Performance and Fund Facts as of September 30, 2021

Statistics
Number of Holdings	10
Portfolio Turnover Rate	6% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2025 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2025 Index Fund (8/25/16)	4.34%	14.93%	9.32%	9.15%
Dow Jones U.S. Total Stock Market IndexSM	8.16%	32.13%	16.82%	16.51%
Bloomberg US Aggregate Bond Index	1.88%	-0.90%	2.94%	2.89%
Target 2025 Passive Composite Index	4.57%	15.17%	9.43%	9.25%
Fund Category: Morningstar Target-Date 2025[3]	4.14%	15.51%	8.87%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2025 Index Fund
Performance and Fund Facts as of September 30, 2021

Statistics
Number of Holdings	11
Portfolio Turnover Rate	3% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2030 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2030 Index Fund (8/25/16)	4.79%	18.07%	10.33%	10.16%
Dow Jones U.S. Total Stock Market IndexSM	8.16%	32.13%	16.82%	16.51%
Bloomberg US Aggregate Bond Index	1.88%	-0.90%	2.94%	2.89%
Target 2030 Passive Composite Index	5.05%	18.41%	10.45%	10.26%
Fund Category: Morningstar Target-Date 2030[3]	4.49%	18.33%	9.99%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2030 Index Fund
Performance and Fund Facts as of September 30, 2021

Statistics
Number of Holdings	11
Portfolio Turnover Rate	2% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2035 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2035 Index Fund (8/25/16)	5.11%	20.65%	11.11%	10.91%
Dow Jones U.S. Total Stock Market IndexSM	8.16%	32.13%	16.82%	16.51%
Bloomberg US Aggregate Bond Index	1.88%	-0.90%	2.94%	2.89%
Target 2035 Passive Composite Index	5.39%	21.01%	11.22%	11.02%
Fund Category: Morningstar Target-Date 2035[3]	4.86%	21.49%	10.98%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2035 Index Fund
Performance and Fund Facts as of September 30, 2021

Statistics
Number of Holdings	10
Portfolio Turnover Rate	3% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2040 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2040 Index Fund (8/25/16)	5.38%	22.92%	11.77%	11.56%
Dow Jones U.S. Total Stock Market IndexSM	8.16%	32.13%	16.82%	16.51%
Bloomberg US Aggregate Bond Index	1.88%	-0.90%	2.94%	2.89%
Target 2040 Passive Composite Index	5.66%	23.26%	11.89%	11.67%
Fund Category: Morningstar Target-Date 2040[3]	5.09%	24.09%	11.65%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2040 Index Fund
Performance and Fund Facts as of September 30, 2021

Statistics
Number of Holdings	10
Portfolio Turnover Rate	2% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2045 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2045 Index Fund (8/25/16)	5.65%	25.07%	12.28%	12.05%
Dow Jones U.S. Total Stock Market IndexSM	8.16%	32.13%	16.82%	16.51%
Bloomberg US Aggregate Bond Index	1.88%	-0.90%	2.94%	2.89%
Target 2045 Passive Composite Index	5.89%	25.39%	12.40%	12.17%
Fund Category: Morningstar Target-Date 2045[3]	5.29%	25.84%	12.13%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2045 Index Fund
Performance and Fund Facts as of September 30, 2021

Statistics
Number of Holdings	10
Portfolio Turnover Rate	2% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,5,6

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	Less than 0.05%.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2050 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2050 Index Fund (8/25/16)	5.79%	26.33%	12.54%	12.33%
Dow Jones U.S. Total Stock Market IndexSM	8.16%	32.13%	16.82%	16.51%
Bloomberg US Aggregate Bond Index	1.88%	-0.90%	2.94%	2.89%
Target 2050 Passive Composite Index	6.02%	26.63%	12.69%	12.46%
Fund Category: Morningstar Target-Date 2050[3]	5.34%	26.57%	12.27%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2050 Index Fund
Performance and Fund Facts as of September 30, 2021

Statistics
Number of Holdings	10
Portfolio Turnover Rate	2% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,5,6

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	Less than 0.05%.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2055 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2055 Index Fund (8/25/16)	5.79%	27.12%	12.77%	12.55%
Dow Jones U.S. Total Stock Market IndexSM	8.16%	32.13%	16.82%	16.51%
Bloomberg US Aggregate Bond Index	1.88%	-0.90%	2.94%	2.89%
Target 2055 Passive Composite Index	6.10%	27.47%	12.92%	12.68%
Fund Category: Morningstar Target-Date 2055[3]	5.38%	26.96%	12.41%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2055 Index Fund
Performance and Fund Facts as of September 30, 2021

Statistics
Number of Holdings	9
Portfolio Turnover Rate	1% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,5,6

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	Less than 0.05%.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2060 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2060 Index Fund (8/25/16)	5.89%	27.95%	12.90%	12.67%
Dow Jones U.S. Total Stock Market IndexSM	8.16%	32.13%	16.82%	16.51%
Bloomberg US Aggregate Bond Index	1.88%	-0.90%	2.94%	2.89%
Target 2060 Passive Composite Index	6.18%	28.29%	13.06%	12.82%
Fund Category: Morningstar Target-Date 2060[3]	5.39%	27.26%	12.50%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2060 Index Fund
Performance and Fund Facts as of September 30, 2021

Statistics
Number of Holdings	8
Portfolio Turnover Rate	1% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2065 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	Since Inception
Schwab Target 2065 Index Fund (2/25/21)	5.88%	8.10%
Dow Jones U.S. Total Stock Market IndexSM	8.16%	11.58%
Bloomberg US Aggregate Bond Index	1.88%	1.45%
Target 2065 Passive Composite Index	6.19%	7.74%
Fund Category: Morningstar Target-Date 2065+[2]	5.50%	N/A
Fund Expense Ratios[3]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are based on estimated amounts for the current fiscal year and are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2065 Index Fund
Performance and Fund Facts as of September 30, 2021

Statistics
Number of Holdings	8
Portfolio Turnover Rate	2% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and Laudus Funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning April 1, 2021 and held through September 30, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 4/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 9/30/21[2]	EXPENSES PAID DURING PERIOD 4/1/21-9/30/21[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 4/1/21-9/30/21[4,5]
Schwab Target 2010 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,036.00	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.92	$0.15	$0.41
Schwab Target 2015 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,038.20	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.92	$0.15	$0.41
Schwab Target 2020 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,039.10	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.92	$0.15	$0.41
Schwab Target 2025 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,043.40	$0.20	$0.41
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.87	$0.20	$0.41
Schwab Target 2030 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,047.90	$0.21	$0.41
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.87	$0.20	$0.41
Schwab Target 2035 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,051.10	$0.21	$0.41
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.87	$0.20	$0.41
Schwab Target 2040 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,053.80	$0.21	$0.41
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.87	$0.20	$0.41
Schwab Target 2045 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,056.50	$0.21	$0.41
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.87	$0.20	$0.41
Schwab Target 2050 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,057.90	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.92	$0.15	$0.41
Schwab Target 2055 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,057.90	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.92	$0.15	$0.41

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Fund Expenses (Unaudited) (continued)

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 4/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 9/30/21[2]	EXPENSES PAID DURING PERIOD 4/1/21-9/30/21[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 4/1/21-9/30/21[4,5]
Schwab Target 2060 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,058.90	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.92	$0.15	$0.41
Schwab Target 2065 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,058.80	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.92	$0.15	$0.41

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratios in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 183 days of the period, and divided by the 365 days of the fiscal year.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2010 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 9/30/21*	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$12.49	$10.70	$10.88	$10.59	$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.22	0.27	0.27	0.22	0.12
Net realized and unrealized gains (losses)	0.33	1.82	(0.19)	0.23	0.34	0.10
Total from investment operations	0.45	2.04	0.08	0.50	0.56	0.22
Less distributions:
Distributions from net investment income	—	(0.21)	(0.25)	(0.20)	(0.12)	(0.07)
Distributions from net realized gains	—	(0.04)	(0.01)	(0.01)	(0.00) [4]	—
Total distributions	—	(0.25)	(0.26)	(0.21)	(0.12)	(0.07)
Net asset value at end of period	$12.94	$12.49	$10.70	$10.88	$10.59	$10.15
Total return	3.60% [5]	19.04%	0.58%	4.81%	5.57%	2.26% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.03%	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.78% [7]	1.83%	2.43%	2.53%	2.11%	1.99% [7]
Portfolio turnover rate	8% [5]	21%	19%	30%	28%	2% [5]
Net assets, end of period (x 1,000)	$58,853	$55,137	$35,614	$25,391	$14,185	$955

*	Unaudited.
[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Per-share amount was less than $0.005.
[5]	Not annualized.
[6]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.05%, 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended September 30, 2021, March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
[7]	Annualized.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 100.6% OF NET ASSETS

U.S. Stocks 24.0%
Large-Cap 22.6%
Schwab U.S. Large-Cap ETF	127,678	13,282,342
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	8,319	832,732
		14,115,074

International Stocks 9.2%
Developed Markets 9.2%
Schwab International Equity ETF	140,547	5,439,169

Real Estate 1.7%
U.S. REITs 1.7%
Schwab U.S. REIT ETF	22,182	1,013,274

Fixed Income 62.2%
Inflation-Protected Bond 6.7%
Schwab U.S. TIPS ETF	63,143	3,951,489
Intermediate-Term Bond 46.3%
Schwab U.S. Aggregate Bond ETF	501,796	27,227,451
Treasury Bond 9.2%
Schwab Short-Term U.S. Treasury ETF	105,859	5,418,922
		36,597,862

Money Market Funds 3.5%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,037,228	2,037,839
Total Affiliated Underlying Funds (Cost $51,432,186)		59,203,218
ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

Time Deposits 1.3%
Australia & New Zealand Banking Group Ltd.
0.01%, 10/01/21 (b)	603,607	603,607
Sumitomo Mitsui Banking Corp.
0.01%, 10/01/21 (b)	193,157	193,157
Total Short-Term Investments (Cost $796,764)		796,764
Total Investments in Securities (Cost $52,228,950)		59,999,982

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/21	BALANCE OF SHARES HELD AT 9/30/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 100.6% OF NET ASSETS

U.S. Stocks 24.0%
Large-Cap 22.6%
Schwab U.S. Large-Cap ETF	$12,348,690	$1,648,427	($1,760,211)	$111,461	$933,975	$13,282,342	127,678	$84,796
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	799,851	29,430	—	—	3,451	832,732	8,319	4,123
						14,115,074

International Stocks 9.2%
Developed Markets 9.2%
Schwab International Equity ETF	5,021,292	678,043	(404,660)	29,808	114,686	5,439,169	140,547	45,309

Real Estate 1.7%
U.S. REITs 1.7%
Schwab U.S. REIT ETF	952,795	—	(47,342)	3,698	104,123	1,013,274	22,182	9,731

Fixed Income 62.2%
Inflation-Protected Bond 6.7%
Schwab U.S. TIPS ETF	3,603,364	301,201	(39,112)	(288)	86,324	3,951,489	63,143	100,837
Intermediate-Term Bond 46.3%
Schwab U.S. Aggregate Bond ETF	24,867,066	4,272,469	(2,044,471)	(65,654)	198,041	27,227,451	501,796	282,998
Treasury Bond 9.2%
Schwab Short-Term U.S. Treasury ETF	4,941,717	717,052	(227,261)	(1,585)	(11,001)	5,418,922	105,859	10,760
						36,597,862

Money Market Funds 3.5%
Schwab Variable Share Price Money Fund, Ultra Shares	2,037,532	307	—	—	—	2,037,839	2,037,228	306
Total Affiliated Underlying Funds	$54,572,307	$7,646,929	($4,523,057)	$77,440	$1,429,599	$59,203,218		$538,860

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$59,203,218	$—	$—	$59,203,218
Short-Term Investments[1]	—	796,764	—	796,764
Total	$59,203,218	$796,764	$—	$59,999,982

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Index Fund
Statement of Assets and Liabilities

As of September 30, 2021; unaudited
Assets
Investments in securities, at value - affiliated (cost $51,432,186)		$59,203,218
Investments in securities, at value - unaffiliated (cost $796,764)		796,764
Receivables:
Investments sold		404,013
Fund shares sold		6,760
Dividends	+	27
Total assets		60,410,782
Liabilities
Payables:
Fund shares redeemed		1,271,255
Investments bought		284,329
Investment adviser fees	+	1,702
Total liabilities		1,557,286
Net assets		$58,853,496
Net Assets by Source
Capital received from investors		$50,754,204
Total distributable earnings	+	8,099,292
Net assets		$58,853,496

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$58,853,496		4,547,591		$12.94

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Index Fund
Statement of Operations

For the period April 1, 2021 through September 30, 2021; unaudited
Investment Income
Dividends received from securities - affiliated		$538,860
Interest received from securities - unaffiliated	+	19
Total investment income		538,879
Expenses
Investment adviser fees	+	23,770
Total expenses		23,770
Expense reduction by CSIM and its affiliates	–	13,775
Net expenses	–	9,995
Net investment income		528,884
Realized and Unrealized Gains (Losses)
Net realized gains on sales of securities - affiliated		77,440
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	1,429,599
Net realized and unrealized gains		1,507,039
Increase in net assets resulting from operations		$2,035,923

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/21-9/30/21		4/1/20-3/31/21
Net investment income		$528,884	$834,578
Net realized gains		77,440	68,428
Net change in unrealized appreciation (depreciation)	+	1,429,599	6,372,932
Increase in net assets from operations		$2,035,923	$7,275,938
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($992,119)

TRANSACTIONS IN FUND SHARES
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		776,666	$10,049,398	2,108,080	$25,488,388
Shares reinvested		—	—	75,235	935,167
Shares redeemed	+	(645,046)	(8,368,856)	(1,096,596)	(13,184,147)
Net transactions in fund shares		131,620	$1,680,542	1,086,719	$13,239,408
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,415,971	$55,137,031	3,329,252	$35,613,804
Total increase	+	131,620	3,716,465	1,086,719	19,523,227
End of period		4,547,591	$58,853,496	4,415,971	$55,137,031

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2015 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 9/30/21*	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$12.58	$10.68	$10.92	$10.61	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.22	0.28	0.27	0.22	0.13
Net realized and unrealized gains (losses)	0.36	1.97	(0.26)	0.22	0.38	0.12
Total from investment operations	0.48	2.19	0.02	0.49	0.60	0.25
Less distributions:
Distributions from net investment income	—	(0.22)	(0.25)	(0.17)	(0.15)	(0.08)
Distributions from net realized gains	—	(0.07)	(0.01)	(0.01)	(0.01)	—
Total distributions	—	(0.29)	(0.26)	(0.18)	(0.16)	(0.08)
Net asset value at end of period	$13.06	$12.58	$10.68	$10.92	$10.61	$10.17
Total return	3.82% [4]	20.52%	(0.02%)	4.74%	5.83%	2.49% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.03% [6]	0.04%	0.03%	0.03%	0.03%	0.02% [6]
Gross operating expenses[5]	0.08% [6]	0.08%	0.08%	0.08%	0.08%	0.08% [6]
Net investment income (loss)	1.76% [6]	1.85%	2.45%	2.54%	2.06%	2.15% [6]
Portfolio turnover rate	8% [4]	30%	24%	29%	47%	15% [4]
Net assets, end of period (x 1,000)	$78,158	$73,384	$57,790	$45,688	$20,229	$797

*	Unaudited.
[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Not annualized.
[5]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.04%, 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended September 30, 2021, March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
[6]	Annualized.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2015 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.8% OF NET ASSETS

U.S. Stocks 25.3%
Large-Cap 23.8%
Schwab U.S. Large-Cap ETF	178,711	18,591,305
Small-Cap 1.5%
Schwab U.S. Small-Cap ETF	11,747	1,175,875
		19,767,180

International Stocks 10.2%
Developed Markets 10.2%
Schwab International Equity ETF	206,071	7,974,948

Real Estate 1.8%
U.S. REITs 1.8%
Schwab U.S. REIT ETF	30,990	1,415,623

Fixed Income 58.4%
Inflation-Protected Bond 6.3%
Schwab U.S. TIPS ETF	78,307	4,900,452
Intermediate-Term Bond 43.7%
Schwab U.S. Aggregate Bond ETF	629,015	34,130,354
Treasury Bond 8.4%
Schwab Short-Term U.S. Treasury ETF	129,178	6,612,622
		45,643,428

Money Market Funds 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,436,147	2,436,878
Total Affiliated Underlying Funds (Cost $65,647,251)		77,238,057
ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Time Deposits 1.2%
BNP Paribas SA
0.01%, 10/01/21 (b)	171,823	171,823
National Australia Bank Ltd.
0.01%, 10/01/21 (b)	785,307	785,307
Total Short-Term Investments (Cost $957,130)		957,130
Total Investments in Securities (Cost $66,604,381)		78,195,187

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2015 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/21	BALANCE OF SHARES HELD AT 9/30/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.8% OF NET ASSETS

U.S. Stocks 25.3%
Large-Cap 23.8%
Schwab U.S. Large-Cap ETF	$17,590,679	$1,893,438	($2,390,344)	$349,247	$1,148,285	$18,591,305	178,711	$117,450
Small-Cap 1.5%
Schwab U.S. Small-Cap ETF	1,170,824	—	—	—	5,051	1,175,875	11,747	6,036
						19,767,180

International Stocks 10.2%
Developed Markets 10.2%
Schwab International Equity ETF	7,511,284	973,686	(738,774)	45,911	182,841	7,974,948	206,071	66,324

Real Estate 1.8%
U.S. REITs 1.8%
Schwab U.S. REIT ETF	1,382,802	59,008	(184,511)	13,630	144,694	1,415,623	30,990	13,547

Fixed Income 58.4%
Inflation-Protected Bond 6.3%
Schwab U.S. TIPS ETF	4,572,933	353,632	(135,427)	715	108,599	4,900,452	78,307	126,609
Intermediate-Term Bond 43.7%
Schwab U.S. Aggregate Bond ETF	31,762,091	4,301,694	(2,106,871)	(55,853)	229,293	34,130,354	629,015	359,796
Treasury Bond 8.4%
Schwab Short-Term U.S. Treasury ETF	6,191,783	670,933	(234,798)	(1,380)	(13,916)	6,612,622	129,178	13,386
						45,643,428

Money Market Funds 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares	2,436,510	368	—	—	—	2,436,878	2,436,147	365
Total Affiliated Underlying Funds	$72,618,906	$8,252,759	($5,790,725)	$352,270	$1,804,847	$77,238,057		$703,513

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$77,238,057	$—	$—	$77,238,057
Short-Term Investments[1]	—	957,130	—	957,130
Total	$77,238,057	$957,130	$—	$78,195,187

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2015 Index Fund
Statement of Assets and Liabilities

As of September 30, 2021; unaudited
Assets
Investments in securities, at value - affiliated (cost $65,647,251)		$77,238,057
Investments in securities, at value - unaffiliated (cost $957,130)		957,130
Receivables:
Investments sold		444,040
Fund shares sold		13,508
Dividends	+	32
Total assets		78,652,767
Liabilities
Payables:
Investments bought		446,902
Fund shares redeemed		45,159
Investment adviser fees	+	2,234
Total liabilities		494,295
Net assets		$78,158,472
Net Assets by Source
Capital received from investors		$65,770,041
Total distributable earnings	+	12,388,431
Net assets		$78,158,472

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$78,158,472		5,985,596		$13.06

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2015 Index Fund
Statement of Operations

For the period April 1, 2021 through September 30, 2021; unaudited
Investment Income
Dividends received from securities - affiliated		$703,513
Interest received from securities - unaffiliated	+	15
Total investment income		703,528
Expenses
Investment adviser fees	+	31,298
Total expenses		31,298
Expense reduction by CSIM and its affiliates	–	17,984
Net expenses	–	13,314
Net investment income		690,214
Realized and Unrealized Gains (Losses)
Net realized gains on sales of securities - affiliated		352,270
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	1,804,847
Net realized and unrealized gains		2,157,117
Increase in net assets resulting from operations		$2,847,331

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2015 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/21-9/30/21		4/1/20-3/31/21
Net investment income		$690,214	$1,225,059
Net realized gains		352,270	429,126
Net change in unrealized appreciation (depreciation)	+	1,804,847	10,180,159
Increase in net assets from operations		$2,847,331	$11,834,344
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($1,653,449)

TRANSACTIONS IN FUND SHARES
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		848,363	$11,047,161	2,294,441	$28,073,103
Shares reinvested		—	—	125,594	1,568,669
Shares redeemed	+	(697,119)	(9,120,151)	(1,997,955)	(24,228,989)
Net transactions in fund shares		151,244	$1,927,010	422,080	$5,412,783
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,834,352	$73,384,131	5,412,272	$57,790,453
Total increase	+	151,244	4,774,341	422,080	15,593,678
End of period		5,985,596	$78,158,472	5,834,352	$73,384,131

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2020 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 9/30/21*	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$13.05	$10.93	$11.18	$10.92	$10.30	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.23	0.29	0.27	0.23	0.16
Net realized and unrealized gains (losses)	0.39	2.12	(0.29)	0.22	0.52	0.21
Total from investment operations	0.51	2.35	0.00 [4]	0.49	0.75	0.37
Less distributions:
Distributions from net investment income	—	(0.21)	(0.25)	(0.23)	(0.13)	(0.07)
Distributions from net realized gains	—	(0.02)	(0.00) [4]	(0.00) [4]	(0.00) [4]	—
Total distributions	—	(0.23)	(0.25)	(0.23)	(0.13)	(0.07)
Net asset value at end of period	$13.56	$13.05	$10.93	$11.18	$10.92	$10.30
Total return	3.91% [5]	21.51%	(0.17%)	4.73%	7.30%	3.69% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.03%	0.03%	0.03%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.76% [7]	1.86%	2.46%	2.48%	2.15%	2.68% [7]
Portfolio turnover rate	6% [5]	13%	22%	13%	21%	17% [5]
Net assets, end of period (x 1,000)	$302,882	$277,678	$172,353	$129,760	$70,841	$5,455

*	Unaudited.
[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Per-share amount was less than $0.005.
[5]	Not annualized.
[6]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.05%, 0.05%, 0.05%, 0.05% and 0.05% (annualized), respectively, for the periods ended September 30, 2021, March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
[7]	Annualized.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2020 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 26.3%
Large-Cap 24.6%
Schwab U.S. Large-Cap ETF	717,792	74,671,902
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	50,520	5,057,052
		79,728,954

International Stocks 11.1%
Developed Markets 11.1%
Schwab International Equity ETF	869,073	33,633,125

Real Estate 1.9%
U.S. REITs 1.9%
Schwab U.S. REIT ETF	127,762	5,836,168

Fixed Income 56.6%
Inflation-Protected Bond 6.1%
Schwab U.S. TIPS ETF	294,420	18,424,803
Intermediate-Term Bond 42.5%
Schwab U.S. Aggregate Bond ETF	2,371,265	128,664,839
Treasury Bond 8.0%
Schwab Short-Term U.S. Treasury ETF	473,857	24,256,740
		171,346,382

Money Market Funds 2.8%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	8,380,399	8,382,913
Total Affiliated Underlying Funds (Cost $257,445,049)		298,927,542
ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

Time Deposits 1.3%
Skandinaviska Enskilda Banken AB
0.01%, 10/01/21 (b)	1,062,620	1,062,620
Sumitomo Mitsui Banking Corp.
0.01%, 10/01/21 (b)	3,042,283	3,042,283
Total Short-Term Investments (Cost $4,104,903)		4,104,903
Total Investments in Securities (Cost $261,549,952)		303,032,445

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2020 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/21	BALANCE OF SHARES HELD AT 9/30/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 26.3%
Large-Cap 24.6%
Schwab U.S. Large-Cap ETF	$69,291,983	$9,114,001	($9,564,275)	$811,920	$5,018,273	$74,671,902	717,792	$471,266
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	4,665,354	374,281	—	—	17,417	5,057,052	50,520	25,132
						79,728,954

International Stocks 11.1%
Developed Markets 11.1%
Schwab International Equity ETF	31,002,115	3,577,671	(1,816,147)	55,891	813,595	33,633,125	869,073	277,544

Real Estate 1.9%
U.S. REITs 1.9%
Schwab U.S. REIT ETF	5,518,387	153,059	(452,712)	13,061	604,373	5,836,168	127,762	55,009

Fixed Income 56.6%
Inflation-Protected Bond 6.1%
Schwab U.S. TIPS ETF	16,753,131	1,524,762	(242,246)	(2,208)	391,364	18,424,803	294,420	467,799
Intermediate-Term Bond 42.5%
Schwab U.S. Aggregate Bond ETF	117,167,693	15,689,181	(4,792,154)	(151,241)	751,360	128,664,839	2,371,265	1,331,613
Treasury Bond 8.0%
Schwab Short-Term U.S. Treasury ETF	22,051,960	3,151,441	(890,658)	(7,243)	(48,760)	24,256,740	473,857	48,008
						171,346,382

Money Market Funds 2.8%
Schwab Variable Share Price Money Fund, Ultra Shares	8,381,645	1,268	—	—	—	8,382,913	8,380,399	1,261
Total Affiliated Underlying Funds	$274,832,268	$33,585,664	($17,758,192)	$720,180	$7,547,622	$298,927,542		$2,677,632

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$298,927,542	$—	$—	$298,927,542
Short-Term Investments[1]	—	4,104,903	—	4,104,903
Total	$298,927,542	$4,104,903	$—	$303,032,445

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2020 Index Fund
Statement of Assets and Liabilities

As of September 30, 2021; unaudited
Assets
Investments in securities, at value - affiliated (cost $257,445,049)		$298,927,542
Investments in securities, at value - unaffiliated (cost $4,104,903)		4,104,903
Receivables:
Investments sold		1,642,638
Fund shares sold		75,027
Dividends	+	111
Total assets		304,750,221
Liabilities
Payables:
Investments bought		1,737,829
Fund shares redeemed		121,586
Investment adviser fees	+	8,873
Total liabilities		1,868,288
Net assets		$302,881,933
Net Assets by Source
Capital received from investors		$258,613,005
Total distributable earnings	+	44,268,928
Net assets		$302,881,933

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$302,881,933		22,334,945		$13.56

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2020 Index Fund
Statement of Operations

For the period April 1, 2021 through September 30, 2021; unaudited
Investment Income
Dividends received from securities - affiliated		$2,677,632
Interest received from securities - unaffiliated	+	92
Total investment income		2,677,724
Expenses
Investment adviser fees	+	119,374
Total expenses		119,374
Expense reduction by CSIM and its affiliates	–	67,909
Net expenses	–	51,465
Net investment income		2,626,259
Realized and Unrealized Gains (Losses)
Net realized gains on sales of securities - affiliated		720,180
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	7,547,622
Net realized and unrealized gains		8,267,802
Increase in net assets resulting from operations		$10,894,061

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2020 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/21-9/30/21		4/1/20-3/31/21
Net investment income		$2,626,259	$4,308,014
Net realized gains		720,180	274,486
Net change in unrealized appreciation (depreciation)	+	7,547,622	36,384,546
Increase in net assets from operations		$10,894,061	$40,967,046
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($4,687,144)

TRANSACTIONS IN FUND SHARES
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,066,748	$55,267,293	11,635,221	$145,527,249
Shares reinvested		—	—	344,207	4,454,042
Shares redeemed	+	(3,010,798)	(40,957,640)	(6,467,255)	(80,935,744)
Net transactions in fund shares		1,055,950	$14,309,653	5,512,173	$69,045,547
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		21,278,995	$277,678,219	15,766,822	$172,352,770
Total increase	+	1,055,950	25,203,714	5,512,173	105,325,449
End of period		22,334,945	$302,881,933	21,278,995	$277,678,219

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2025 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 9/30/21*	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$13.83	$10.92	$11.46	$11.18	$10.40	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.25	0.30	0.28	0.25	0.14
Net realized and unrealized gains (losses)	0.48	2.90	(0.61)	0.23	0.68	0.34
Total from investment operations	0.60	3.15	(0.31)	0.51	0.93	0.48
Less distributions:
Distributions from net investment income	—	(0.23)	(0.23)	(0.23)	(0.15)	(0.08)
Distributions from net realized gains	—	(0.01)	(0.00) [4]	(0.00) [4]	(0.00) [4]	—
Total distributions	—	(0.24)	(0.23)	(0.23)	(0.15)	(0.08)
Net asset value at end of period	$14.43	$13.83	$10.92	$11.46	$11.18	$10.40
Total return	4.34% [5]	28.91%	(2.89%)	4.79%	8.93%	4.82% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.04% [7]	0.04%	0.03%	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.64% [7]	1.90%	2.50%	2.46%	2.22%	2.41% [7]
Portfolio turnover rate	3% [5]	15%	19%	13%	14%	6% [5]
Net assets, end of period (x 1,000)	$517,505	$443,433	$264,880	$154,328	$84,235	$1,649

*	Unaudited.
[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Per-share amount was less than $0.005.
[5]	Not annualized.
[6]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04% (annualized), 0.04%, 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended September 30, 2021, March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
[7]	Annualized.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2025 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.8% OF NET ASSETS

U.S. Stocks 33.3%
Large-Cap 30.9%
Schwab U.S. Large-Cap ETF	1,537,444	159,940,299
Small-Cap 2.4%
Schwab U.S. Small-Cap ETF	123,085	12,320,809
		172,261,108

International Stocks 15.8%
Developed Markets 14.1%
Schwab International Equity ETF	1,890,880	73,177,056
Emerging Markets 1.7%
Schwab Emerging Markets Equity ETF	285,208	8,693,140
		81,870,196

Real Estate 2.5%
U.S. REITs 2.5%
Schwab U.S. REIT ETF	286,046	13,066,581

Fixed Income 45.3%
Inflation-Protected Bond 2.9%
Schwab U.S. TIPS ETF	241,701	15,125,649
Intermediate-Term Bond 37.5%
Schwab U.S. Aggregate Bond ETF	3,570,348	193,727,082
Treasury Bond 4.9%
Schwab Short-Term U.S. Treasury ETF	494,497	25,313,301
		234,166,032

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 1.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	9,720,284	9,723,200
Total Affiliated Underlying Funds (Cost $434,846,624)		511,087,117

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Time Deposits 1.4%
Bank of Montreal
0.01%, 10/01/21 (b)	5,205,932	5,205,932
National Australia Bank Ltd.
0.01%, 10/01/21 (b)	2,015,216	2,015,216
Total Short-Term Investments (Cost $7,221,148)		7,221,148
Total Investments in Securities (Cost $442,067,772)		518,308,265

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2025 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/21	BALANCE OF SHARES HELD AT 9/30/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.8% OF NET ASSETS

U.S. Stocks 33.3%
Large-Cap 30.9%
Schwab U.S. Large-Cap ETF	$138,193,028	$19,928,610	($9,789,596)	$102,736	$11,505,521	$159,940,299	1,537,444	$990,864
Small-Cap 2.4%
Schwab U.S. Small-Cap ETF	10,553,956	2,049,680	(290,348)	(1,590)	9,111	12,320,809	123,085	61,230
						172,261,108

International Stocks 15.8%
Developed Markets 14.1%
Schwab International Equity ETF	62,677,704	10,652,472	(1,794,865)	32,636	1,609,109	73,177,056	1,890,880	579,894
Emerging Markets 1.7%
Schwab Emerging Markets Equity ETF	7,522,072	1,874,134	(353,112)	(997)	(348,957)	8,693,140	285,208	52,925
						81,870,196

Real Estate 2.5%
U.S. REITs 2.5%
Schwab U.S. REIT ETF	11,524,101	728,606	(459,922)	(15,771)	1,289,567	13,066,581	286,046	121,394

Fixed Income 45.3%
Inflation-Protected Bond 2.9%
Schwab U.S. TIPS ETF	12,462,084	2,366,310	—	—	297,255	15,125,649	241,701	364,430
Intermediate-Term Bond 37.5%
Schwab U.S. Aggregate Bond ETF	164,692,086	30,578,565	(2,312,115)	(83,958)	852,504	193,727,082	3,570,348	1,923,421
Treasury Bond 4.9%
Schwab Short-Term U.S. Treasury ETF	21,290,623	4,591,289	(511,335)	(4,479)	(52,797)	25,313,301	494,497	47,682
						234,166,032

Money Market Funds 1.9%
Schwab Variable Share Price Money Fund, Ultra Shares	9,721,730	1,470	—	—	—	9,723,200	9,720,284	1,462
Total Affiliated Underlying Funds	$438,637,384	$72,771,136	($15,511,293)	$28,577	$15,161,313	$511,087,117		$4,143,302

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$511,087,117	$—	$—	$511,087,117
Short-Term Investments[1]	—	7,221,148	—	7,221,148
Total	$511,087,117	$7,221,148	$—	$518,308,265

[1]	As categorized in the Portfolio Holdings.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2025 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited) (continued)

Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2025 Index Fund
Statement of Assets and Liabilities

As of September 30, 2021; unaudited
Assets
Investments in securities, at value - affiliated (cost $434,846,624)		$511,087,117
Investments in securities, at value - unaffiliated (cost $7,221,148)		7,221,148
Receivables:
Investments sold		2,823,451
Fund shares sold		321,692
Dividends	+	128
Total assets		521,453,536
Liabilities
Payables:
Investments bought		2,858,131
Fund shares redeemed		1,075,306
Investment adviser fees	+	15,112
Total liabilities		3,948,549
Net assets		$517,504,987
Net Assets by Source
Capital received from investors		$439,567,796
Total distributable earnings	+	77,937,191
Net assets		$517,504,987

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$517,504,987		35,865,287		$14.43

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2025 Index Fund
Statement of Operations

For the period April 1, 2021 through September 30, 2021; unaudited
Investment Income
Dividends received from securities - affiliated		$4,143,302
Interest received from securities - unaffiliated	+	168
Total investment income		4,143,470
Expenses
Investment adviser fees	+	197,516
Total expenses		197,516
Expense reduction by CSIM and its affiliates	–	111,096
Net expenses	–	86,420
Net investment income		4,057,050
Realized and Unrealized Gains (Losses)
Net realized gains on sales of securities - affiliated		28,577
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	15,161,313
Net realized and unrealized gains		15,189,890
Increase in net assets resulting from operations		$19,246,940

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2025 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/21-9/30/21		4/1/20-3/31/21
Net investment income		$4,057,050	$6,737,674
Net realized gains (losses)		28,577	(718,045)
Net change in unrealized appreciation (depreciation)	+	15,161,313	76,142,000
Increase in net assets from operations		$19,246,940	$82,161,629
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($7,138,221)

TRANSACTIONS IN FUND SHARES
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,753,423	$111,972,293	15,334,187	$200,810,712
Shares reinvested		—	—	507,299	6,894,197
Shares redeemed	+	(3,957,602)	(57,147,338)	(8,030,698)	(104,175,236)
Net transactions in fund shares		3,795,821	$54,824,955	7,810,788	$103,529,673
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,069,466	$443,433,092	24,258,678	$264,880,011
Total increase	+	3,795,821	74,071,895	7,810,788	178,553,081
End of period		35,865,287	$517,504,987	32,069,466	$443,433,092

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2030 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 9/30/21*	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$14.41	$10.86	$11.65	$11.37	$10.46	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.26	0.31	0.28	0.26	0.15
Net realized and unrealized gains (losses)	0.57	3.53	(0.86)	0.24	0.80	0.41
Total from investment operations	0.69	3.79	(0.55)	0.52	1.06	0.56
Less distributions:
Distributions from net investment income	—	(0.24)	(0.24)	(0.24)	(0.15)	(0.10)
Distributions from net realized gains	—	(0.00) [4]	(0.00) [4]	—	(0.00) [4]	—
Total distributions	—	(0.24)	(0.24)	(0.24)	(0.15)	(0.10)
Net asset value at end of period	$15.10	$14.41	$10.86	$11.65	$11.37	$10.46
Total return	4.79% [5]	34.98%	(4.99%)	4.76%	10.12%	5.66% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.04% [7]	0.04%	0.03%	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.55% [7]	1.94%	2.53%	2.46%	2.30%	2.49% [7]
Portfolio turnover rate	2% [5]	13%	13%	8%	8%	7% [5]
Net assets, end of period (x 1,000)	$741,569	$622,076	$352,969	$201,250	$109,554	$3,258

*	Unaudited.
[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Per-share amount was less than $0.005.
[5]	Not annualized.
[6]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04% (annualized), 0.04%, 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended September 30, 2021, March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
[7]	Annualized.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2030 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 39.7%
Large-Cap 36.6%
Schwab U.S. Large-Cap ETF	2,605,505	271,050,685
Small-Cap 3.1%
Schwab U.S. Small-Cap ETF	232,193	23,242,520
		294,293,205

International Stocks 20.0%
Developed Markets 17.2%
Schwab International Equity ETF	3,297,166	127,600,324
Emerging Markets 2.8%
Schwab Emerging Markets Equity ETF	692,618	21,110,997
		148,711,321

Real Estate 3.1%
U.S. REITs 3.1%
Schwab U.S. REIT ETF	502,833	22,969,411

Fixed Income 34.7%
Inflation-Protected Bond 0.8%
Schwab U.S. TIPS ETF	94,083	5,887,714
Intermediate-Term Bond 31.2%
Schwab U.S. Aggregate Bond ETF	4,265,771	231,460,734
Treasury Bond 2.7%
Schwab Short-Term U.S. Treasury ETF	385,820	19,750,126
		257,098,574

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 1.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	8,988,108	8,990,804
Total Affiliated Underlying Funds (Cost $614,060,071)		732,063,315

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Time Deposits 1.4%
BNP Paribas SA
0.01%, 10/01/21 (b)	2,713,654	2,713,654
Skandinaviska Enskilda Banken AB
0.01%, 10/01/21 (b)	7,466,102	7,466,102
Total Short-Term Investments (Cost $10,179,756)		10,179,756
Total Investments in Securities (Cost $624,239,827)		742,243,071

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2030 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/21	BALANCE OF SHARES HELD AT 9/30/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 39.7%
Large-Cap 36.6%
Schwab U.S. Large-Cap ETF	$229,846,172	$30,465,439	($8,982,546)	$132,851	$19,588,769	$271,050,685	2,605,505	$1,692,816
Small-Cap 3.1%
Schwab U.S. Small-Cap ETF	19,733,763	3,478,451	—	—	30,306	23,242,520	232,193	115,314
						294,293,205

International Stocks 20.0%
Developed Markets 17.2%
Schwab International Equity ETF	107,198,754	19,206,870	(1,656,786)	27,785	2,823,701	127,600,324	3,297,166	1,021,018
Emerging Markets 2.8%
Schwab Emerging Markets Equity ETF	17,508,365	4,467,598	—	—	(864,966)	21,110,997	692,618	119,940
						148,711,321

Real Estate 3.1%
U.S. REITs 3.1%
Schwab U.S. REIT ETF	19,612,134	1,161,306	—	—	2,195,971	22,969,411	502,833	214,221

Fixed Income 34.7%
Inflation-Protected Bond 0.8%
Schwab U.S. TIPS ETF	4,531,344	1,241,558	—	—	114,812	5,887,714	94,083	140,372
Intermediate-Term Bond 31.2%
Schwab U.S. Aggregate Bond ETF	192,236,960	41,500,448	(3,195,355)	(116,030)	1,034,711	231,460,734	4,265,771	2,298,017
Treasury Bond 2.7%
Schwab Short-Term U.S. Treasury ETF	16,147,257	3,646,111	—	—	(43,242)	19,750,126	385,820	36,803
						257,098,574

Money Market Funds 1.2%
Schwab Variable Share Price Money Fund, Ultra Shares	8,989,445	1,359	—	—	—	8,990,804	8,988,108	1,352
Total Affiliated Underlying Funds	$615,804,194	$105,169,140	($13,834,687)	$44,606	$24,880,062	$732,063,315		$5,639,853

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$732,063,315	$—	$—	$732,063,315
Short-Term Investments[1]	—	10,179,756	—	10,179,756
Total	$732,063,315	$10,179,756	$—	$742,243,071

[1]	As categorized in the Portfolio Holdings.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2030 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited) (continued)

Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2030 Index Fund
Statement of Assets and Liabilities

As of September 30, 2021; unaudited
Assets
Investments in securities, at value - affiliated (cost $614,060,071)		$732,063,315
Investments in securities, at value - unaffiliated (cost $10,179,756)		10,179,756
Receivables:
Investments sold		3,195,357
Fund shares sold		525,432
Dividends	+	118
Total assets		745,963,978
Liabilities
Payables:
Investments bought		3,652,486
Fund shares redeemed		720,589
Investment adviser fees	+	22,230
Total liabilities		4,395,305
Net assets		$741,568,673
Net Assets by Source
Capital received from investors		$620,513,236
Total distributable earnings	+	121,055,437
Net assets		$741,568,673

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$741,568,673		49,098,517		$15.10

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2030 Index Fund
Statement of Operations

For the period April 1, 2021 through September 30, 2021; unaudited
Investment Income
Dividends received from securities - affiliated		$5,639,853
Interest received from securities - unaffiliated	+	246
Total investment income		5,640,099
Expenses
Investment adviser fees	+	284,471
Total expenses		284,471
Expense reduction by CSIM and its affiliates	–	158,102
Net expenses	–	126,369
Net investment income		5,513,730
Realized and Unrealized Gains (Losses)
Net realized gains on sales of securities - affiliated		44,606
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	24,880,062
Net realized and unrealized gains		24,924,668
Increase in net assets resulting from operations		$30,438,398

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2030 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/21-9/30/21		4/1/20-3/31/21
Net investment income		$5,513,730	$9,188,035
Net realized gains (losses)		44,606	(2,335,859)
Net change in unrealized appreciation (depreciation)	+	24,880,062	123,671,535
Increase in net assets from operations		$30,438,398	$130,523,711
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($9,236,247)

TRANSACTIONS IN FUND SHARES
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,956,859	$150,400,970	19,840,138	$266,949,865
Shares reinvested		—	—	638,370	8,962,715
Shares redeemed	+	(4,032,334)	(61,346,464)	(9,799,265)	(128,093,640)
Net transactions in fund shares		5,924,525	$89,054,506	10,679,243	$147,818,940
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		43,173,992	$622,075,769	32,494,749	$352,969,365
Total increase	+	5,924,525	119,492,904	10,679,243	269,106,404
End of period		49,098,517	$741,568,673	43,173,992	$622,075,769

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2035 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 9/30/21*	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$14.86	$10.81	$11.82	$11.53	$10.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.26	0.31	0.29	0.26	0.12
Net realized and unrealized gains (losses)	0.64	4.04	(1.06)	0.22	0.90	0.52
Total from investment operations	0.76	4.30	(0.75)	0.51	1.16	0.64
Less distributions:
Distributions from net investment income	—	(0.24)	(0.26)	(0.22)	(0.17)	(0.10)
Distributions from net realized gains	—	(0.01)	(0.00) [4]	(0.00) [4]	(0.00) [4]	—
Total distributions	—	(0.25)	(0.26)	(0.22)	(0.17)	(0.10)
Net asset value at end of period	$15.62	$14.86	$10.81	$11.82	$11.53	$10.54
Total return	5.11% [5]	39.84%	(6.72%)	4.68%	10.96%	6.44% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.04% [7]	0.04%	0.03%	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.50% [7]	1.93%	2.53%	2.49%	2.29%	2.04% [7]
Portfolio turnover rate	3% [5]	12%	12%	6%	14%	13% [5]
Net assets, end of period (x 1,000)	$449,551	$372,100	$196,194	$126,200	$62,526	$1,904

*	Unaudited.
[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Per-share amount was less than $0.005.
[5]	Not annualized.
[6]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04% (annualized), 0.04%, 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended September 30, 2021, March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
[7]	Annualized.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2035 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 44.4%
Large-Cap 40.5%
Schwab U.S. Large-Cap ETF	1,750,148	182,067,897
Small-Cap 3.9%
Schwab U.S. Small-Cap ETF	176,874	17,705,087
		199,772,984

International Stocks 23.4%
Developed Markets 19.6%
Schwab International Equity ETF	2,272,704	87,953,645
Emerging Markets 3.8%
Schwab Emerging Markets Equity ETF	560,703	17,090,227
		105,043,872

Real Estate 3.5%
U.S. REITs 3.5%
Schwab U.S. REIT ETF	347,432	15,870,694

Fixed Income 26.6%
Intermediate-Term Bond 25.0%
Schwab U.S. Aggregate Bond ETF	2,071,324	112,390,040
Treasury Bond 1.6%
Schwab Short-Term U.S. Treasury ETF	145,137	7,429,563
		119,819,603

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 0.8%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	3,483,131	3,484,176
Total Affiliated Underlying Funds (Cost $366,933,368)		443,991,329

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Time Deposits 1.4%
National Australia Bank Ltd.
0.01%, 10/01/21 (b)	1,607,840	1,607,840
Skandinaviska Enskilda Banken AB
0.01%, 10/01/21 (b)	4,521,596	4,521,596
Total Short-Term Investments (Cost $6,129,436)		6,129,436
Total Investments in Securities (Cost $373,062,804)		450,120,765

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2035 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/21	BALANCE OF SHARES HELD AT 9/30/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 44.4%
Large-Cap 40.5%
Schwab U.S. Large-Cap ETF	$151,940,779	$25,087,073	($7,674,240)	$35,777	$12,678,508	$182,067,897	1,750,148	$1,123,789
Small-Cap 3.9%
Schwab U.S. Small-Cap ETF	14,712,787	2,982,231	—	—	10,069	17,705,087	176,874	86,843
						199,772,984

International Stocks 23.4%
Developed Markets 19.6%
Schwab International Equity ETF	72,812,645	16,180,681	(2,868,888)	(3,117)	1,832,324	87,953,645	2,272,704	686,496
Emerging Markets 3.8%
Schwab Emerging Markets Equity ETF	14,175,215	3,628,352	—	—	(713,340)	17,090,227	560,703	97,011
						105,043,872

Real Estate 3.5%
U.S. REITs 3.5%
Schwab U.S. REIT ETF	13,346,689	1,410,923	(369,856)	(21,365)	1,504,303	15,870,694	347,432	144,599

Fixed Income 26.6%
Intermediate-Term Bond 25.0%
Schwab U.S. Aggregate Bond ETF	91,994,947	21,404,973	(1,415,528)	(51,401)	457,049	112,390,040	2,071,324	1,094,292
Treasury Bond 1.6%
Schwab Short-Term U.S. Treasury ETF	5,675,604	1,769,701	—	—	(15,742)	7,429,563	145,137	13,149
						119,819,603

Money Market Funds 0.8%
Schwab Variable Share Price Money Fund, Ultra Shares	3,483,649	527	—	—	—	3,484,176	3,483,131	524
Total Affiliated Underlying Funds	$368,142,315	$72,464,461	($12,328,512)	($40,106)	$15,753,171	$443,991,329		$3,246,703

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$443,991,329	$—	$—	$443,991,329
Short-Term Investments[1]	—	6,129,436	—	6,129,436
Total	$443,991,329	$6,129,436	$—	$450,120,765

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2035 Index Fund
Statement of Assets and Liabilities

As of September 30, 2021; unaudited
Assets
Investments in securities, at value - affiliated (cost $366,933,368)		$443,991,329
Investments in securities, at value - unaffiliated (cost $6,129,436)		6,129,436
Receivables:
Investments sold		1,415,528
Fund shares sold		235,692
Dividends	+	46
Total assets		451,772,031
Liabilities
Payables:
Investments bought		1,982,768
Fund shares redeemed		225,017
Investment adviser fees	+	13,186
Total liabilities		2,220,971
Net assets		$449,551,060
Net Assets by Source
Capital received from investors		$370,371,852
Total distributable earnings	+	79,179,208
Net assets		$449,551,060

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$449,551,060		28,780,908		$15.62

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2035 Index Fund
Statement of Operations

For the period April 1, 2021 through September 30, 2021; unaudited
Investment Income
Dividends received from securities - affiliated		$3,246,703
Interest received from securities - unaffiliated	+	137
Total investment income		3,246,840
Expenses
Investment adviser fees	+	169,635
Total expenses		169,635
Expense reduction by CSIM and its affiliates	–	94,583
Net expenses	–	75,052
Net investment income		3,171,788
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - affiliated		(40,106)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	15,753,171
Net realized and unrealized gains		15,713,065
Increase in net assets resulting from operations		$18,884,853

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2035 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/21-9/30/21		4/1/20-3/31/21
Net investment income		$3,171,788	$5,367,225
Net realized losses		(40,106)	(830,253)
Net change in unrealized appreciation (depreciation)	+	15,753,171	81,016,060
Increase in net assets from operations		$18,884,853	$85,553,032
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($5,583,495)

TRANSACTIONS IN FUND SHARES
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,108,652	$95,713,318	11,722,751	$160,905,162
Shares reinvested		—	—	378,126	5,433,666
Shares redeemed	+	(2,375,076)	(37,147,255)	(5,196,060)	(70,402,360)
Net transactions in fund shares		3,733,576	$58,566,063	6,904,817	$95,936,468
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		25,047,332	$372,100,144	18,142,515	$196,194,139
Total increase	+	3,733,576	77,450,916	6,904,817	175,906,005
End of period		28,780,908	$449,551,060	25,047,332	$372,100,144

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2040 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 9/30/21*	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$15.24	$10.76	$11.95	$11.69	$10.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.26	0.32	0.29	0.27	0.15
Net realized and unrealized gains (losses)	0.70	4.48	(1.26)	0.21	1.00	0.55
Total from investment operations	0.82	4.74	(0.94)	0.50	1.27	0.70
Less distributions:
Distributions from net investment income	—	(0.25)	(0.25)	(0.24)	(0.17)	(0.11)
Distributions from net realized gains	—	(0.01)	(0.00) [4]	—	(0.00) [4]	—
Total distributions	—	(0.26)	(0.25)	(0.24)	(0.17)	(0.11)
Net asset value at end of period	$16.06	$15.24	$10.76	$11.95	$11.69	$10.59
Total return	5.38% [5]	44.07%	(8.20%)	4.49%	11.97%	7.09% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.04% [7]	0.04%	0.03%	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.47% [7]	1.93%	2.54%	2.48%	2.33%	2.48% [7]
Portfolio turnover rate	2% [5]	9%	7%	2%	15%	8% [5]
Net assets, end of period (x 1,000)	$569,007	$473,638	$249,144	$143,404	$72,830	$1,514

*	Unaudited.
[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Per-share amount was less than $0.005.
[5]	Not annualized.
[6]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04% (annualized), 0.04%, 0.05%, 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended September 30, 2021, March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
[7]	Annualized.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2040 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.9% OF NET ASSETS

U.S. Stocks 48.2%
Large-Cap 43.4%
Schwab U.S. Large-Cap ETF	2,373,055	246,868,911
Small-Cap 4.8%
Schwab U.S. Small-Cap ETF	272,138	27,241,014
		274,109,925

International Stocks 26.4%
Developed Markets 21.5%
Schwab International Equity ETF	3,168,891	122,636,082
Emerging Markets 4.9%
Schwab Emerging Markets Equity ETF	909,884	27,733,264
		150,369,346

Real Estate 3.9%
U.S. REITs 3.9%
Schwab U.S. REIT ETF	480,892	21,967,147

Fixed Income 20.0%
Intermediate-Term Bond 18.9%
Schwab U.S. Aggregate Bond ETF	1,987,185	107,824,658
Treasury Bond 1.1%
Schwab Short-Term U.S. Treasury ETF	117,806	6,030,489
		113,855,147

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,363,922	2,364,631
Total Affiliated Underlying Funds (Cost $458,781,791)		562,666,196

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Time Deposits 1.0%
ING Bank NV
0.01%, 10/01/21 (b)	311,797	311,797
Sumitomo Mitsui Trust Bank, Ltd.
0.01%, 10/01/21 (b)	5,720,179	5,720,179
Total Short-Term Investments (Cost $6,031,976)		6,031,976
Total Investments in Securities (Cost $464,813,767)		568,698,172

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2040 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/21	BALANCE OF SHARES HELD AT 9/30/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.9% OF NET ASSETS

U.S. Stocks 48.2%
Large-Cap 43.4%
Schwab U.S. Large-Cap ETF	$207,518,717	$27,559,568	($5,803,603)	$26,022	$17,568,207	$246,868,911	2,373,055	$1,545,351
Small-Cap 4.8%
Schwab U.S. Small-Cap ETF	22,726,255	4,778,687	(302,401)	(14,049)	52,522	27,241,014	272,138	133,338
						274,109,925

International Stocks 26.4%
Developed Markets 21.5%
Schwab International Equity ETF	101,691,713	19,529,294	(1,179,606)	16,484	2,578,197	122,636,082	3,168,891	968,680
Emerging Markets 4.9%
Schwab Emerging Markets Equity ETF	22,773,898	6,089,079	—	—	(1,129,713)	27,733,264	909,884	158,015
						150,369,346

Real Estate 3.9%
U.S. REITs 3.9%
Schwab U.S. REIT ETF	18,606,292	2,088,712	(799,314)	(28,280)	2,099,737	21,967,147	480,892	201,060

Fixed Income 20.0%
Intermediate-Term Bond 18.9%
Schwab U.S. Aggregate Bond ETF	87,899,386	21,019,396	(1,500,824)	(54,498)	461,198	107,824,658	1,987,185	1,055,701
Treasury Bond 1.1%
Schwab Short-Term U.S. Treasury ETF	4,864,855	1,178,806	—	—	(13,172)	6,030,489	117,806	10,995
						113,855,147

Money Market Funds 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares	2,364,274	357	—	—	—	2,364,631	2,363,922	356
Total Affiliated Underlying Funds	$468,445,390	$82,243,899	($9,585,748)	($54,321)	$21,616,976	$562,666,196		$4,073,496

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$562,666,196	$—	$—	$562,666,196
Short-Term Investments[1]	—	6,031,976	—	6,031,976
Total	$562,666,196	$6,031,976	$—	$568,698,172

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2040 Index Fund
Statement of Assets and Liabilities

As of September 30, 2021; unaudited
Assets
Investments in securities, at value - affiliated (cost $458,781,791)		$562,666,196
Investments in securities, at value - unaffiliated (cost $6,031,976)		6,031,976
Receivables:
Investments sold		1,803,225
Fund shares sold		449,657
Dividends	+	32
Total assets		570,951,086
Liabilities
Payables:
Investments bought		1,881,290
Fund shares redeemed		45,748
Investment adviser fees	+	16,574
Total liabilities		1,943,612
Net assets		$569,007,474
Net Assets by Source
Capital received from investors		$461,844,282
Total distributable earnings	+	107,163,192
Net assets		$569,007,474

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$569,007,474		35,426,830		$16.06

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2040 Index Fund
Statement of Operations

For the period April 1, 2021 through September 30, 2021; unaudited
Investment Income
Dividends received from securities - affiliated		$4,073,496
Interest received from securities - unaffiliated	+	180
Total investment income		4,073,676
Expenses
Investment adviser fees	+	216,750
Total expenses		216,750
Expense reduction by CSIM and its affiliates	–	121,480
Net expenses	–	95,270
Net investment income		3,978,406
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - affiliated		(54,321)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	21,616,976
Net realized and unrealized gains		21,562,655
Increase in net assets resulting from operations		$25,541,061

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2040 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/21-9/30/21		4/1/20-3/31/21
Net investment income		$3,978,406	$6,842,400
Net realized losses		(54,321)	(1,148,984)
Net change in unrealized appreciation (depreciation)	+	21,616,976	113,618,478
Increase in net assets from operations		$25,541,061	$119,311,894
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($6,957,762)

TRANSACTIONS IN FUND SHARES
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,432,622	$103,592,027	13,428,778	$186,407,776
Shares reinvested		—	—	465,178	6,814,844
Shares redeemed	+	(2,088,301)	(33,764,034)	(5,964,631)	(81,082,577)
Net transactions in fund shares		4,344,321	$69,827,993	7,929,325	$112,140,043
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,082,509	$473,638,420	23,153,184	$249,144,245
Total increase	+	4,344,321	95,369,054	7,929,325	224,494,175
End of period		35,426,830	$569,007,474	31,082,509	$473,638,420

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2045 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 9/30/21*	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$15.57	$10.68	$12.05	$11.81	$10.64	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.27	0.32	0.29	0.28	0.10
Net realized and unrealized gains (losses)	0.76	4.86	(1.43)	0.19	1.06	0.65
Total from investment operations	0.88	5.13	(1.11)	0.48	1.34	0.75
Less distributions:
Distributions from net investment income	—	(0.24)	(0.26)	(0.24)	(0.17)	(0.11)
Distributions from net realized gains	—	(0.00) [4]	(0.00) [4]	(0.00) [4]	(0.00) [4]	—
Total distributions	—	(0.24)	(0.26)	(0.24)	(0.17)	(0.11)
Net asset value at end of period	$16.45	$15.57	$10.68	$12.05	$11.81	$10.64
Total return	5.65% [5]	48.20%	(9.63%)	4.33%	12.57%	7.51% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.04% [7]	0.03%	0.03%	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.43% [7]	1.93%	2.54%	2.43%	2.39%	1.68% [7]
Portfolio turnover rate	2% [5]	6%	6%	7%	11%	8% [5]
Net assets, end of period (x 1,000)	$334,479	$274,502	$135,960	$84,790	$44,817	$1,261

*	Unaudited.
[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Per-share amount was less than $0.005.
[5]	Not annualized.
[6]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04% (annualized), 0.05%, 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended September 30, 2021, March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4 ).
[7]	Annualized.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2045 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.9% OF NET ASSETS

U.S. Stocks 51.7%
Large-Cap 46.1%
Schwab U.S. Large-Cap ETF	1,481,974	154,169,755
Small-Cap 5.6%
Schwab U.S. Small-Cap ETF	186,065	18,625,107
		172,794,862

International Stocks 29.3%
Developed Markets 23.4%
Schwab International Equity ETF	2,026,004	78,406,355
Emerging Markets 5.9%
Schwab Emerging Markets Equity ETF	642,116	19,571,696
		97,978,051

Real Estate 4.2%
U.S. REITs 4.2%
Schwab U.S. REIT ETF	307,986	14,068,800

Fixed Income 13.7%
Intermediate-Term Bond 13.1%
Schwab U.S. Aggregate Bond ETF	805,944	43,730,521
Treasury Bond 0.6%
Schwab Short-Term U.S. Treasury ETF	40,584	2,077,495
		45,808,016

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	45,986	46,000
Total Affiliated Underlying Funds (Cost $266,127,986)		330,695,729

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Time Deposits 1.1%
Bank of Montreal
0.01%, 10/01/21 (b)	3,366,214	3,366,214
Sumitomo Mitsui Banking Corp.
0.01%, 10/01/21 (b)	395,995	395,995
Total Short-Term Investments (Cost $3,762,209)		3,762,209
Total Investments in Securities (Cost $269,890,195)		334,457,938

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2045 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/21	BALANCE OF SHARES HELD AT 9/30/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.9% OF NET ASSETS

U.S. Stocks 51.7%
Large-Cap 46.1%
Schwab U.S. Large-Cap ETF	$127,888,625	$20,522,581	($5,050,749)	$26,409	$10,782,889	$154,169,755	1,481,974	$955,648
Small-Cap 5.6%
Schwab U.S. Small-Cap ETF	15,153,428	3,439,003	—	—	32,676	18,625,107	186,065	91,526
						172,794,862

International Stocks 29.3%
Developed Markets 23.4%
Schwab International Equity ETF	64,007,797	14,086,196	(1,342,972)	10,059	1,645,275	78,406,355	2,026,004	612,586
Emerging Markets 5.9%
Schwab Emerging Markets Equity ETF	15,808,071	4,559,197	—	—	(795,572)	19,571,696	642,116	111,415
						97,978,051

Real Estate 4.2%
U.S. REITs 4.2%
Schwab U.S. REIT ETF	11,928,221	1,440,407	(613,654)	(15,311)	1,329,137	14,068,800	307,986	127,741

Fixed Income 13.7%
Intermediate-Term Bond 13.1%
Schwab U.S. Aggregate Bond ETF	34,830,120	9,477,358	(729,003)	(25,544)	177,590	43,730,521	805,944	423,022
Treasury Bond 0.6%
Schwab Short-Term U.S. Treasury ETF	1,696,001	386,018	—	—	(4,524)	2,077,495	40,584	3,782
						45,808,016

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares	45,993	7	—	—	—	46,000	45,986	7
Total Affiliated Underlying Funds	$271,358,256	$53,910,767	($7,736,378)	($4,387)	$13,167,471	$330,695,729		$2,325,727

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$330,695,729	$—	$—	$330,695,729
Short-Term Investments[1]	—	3,762,209	—	3,762,209
Total	$330,695,729	$3,762,209	$—	$334,457,938

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2045 Index Fund
Statement of Assets and Liabilities

As of September 30, 2021; unaudited
Assets
Investments in securities, at value - affiliated (cost $266,127,986)		$330,695,729
Investments in securities, at value - unaffiliated (cost $3,762,209)		3,762,209
Receivables:
Investments sold		558,171
Fund shares sold	+	340,200
Total assets		335,356,309
Liabilities
Payables:
Investments bought		816,444
Fund shares redeemed		51,204
Investment adviser fees	+	9,823
Total liabilities		877,471
Net assets		$334,478,838
Net Assets by Source
Capital received from investors		$268,282,854
Total distributable earnings	+	66,195,984
Net assets		$334,478,838

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$334,478,838		20,329,668		$16.45

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2045 Index Fund
Statement of Operations

For the period April 1, 2021 through September 30, 2021; unaudited
Investment Income
Dividends received from securities - affiliated		$2,325,727
Interest received from securities - unaffiliated	+	106
Total investment income		2,325,833
Expenses
Investment adviser fees	+	126,585
Total expenses		126,585
Expense reduction by CSIM and its affiliates	–	71,193
Net expenses	–	55,392
Net investment income		2,270,441
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - affiliated		(4,387)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	13,167,471
Net realized and unrealized gains		13,163,084
Increase in net assets resulting from operations		$15,433,525

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2045 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/21-9/30/21		4/1/20-3/31/21
Net investment income		$2,270,441	$3,856,932
Net realized losses		(4,387)	(502,630)
Net change in unrealized appreciation (depreciation)	+	13,167,471	68,833,002
Increase in net assets from operations		$15,433,525	$72,187,304
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($3,841,391)

TRANSACTIONS IN FUND SHARES
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,235,721	$69,943,839	7,425,308	$104,668,863
Shares reinvested		—	—	249,308	3,709,701
Shares redeemed	+	(1,531,110)	(25,400,882)	(2,774,172)	(38,182,388)
Net transactions in fund shares		2,704,611	$44,542,957	4,900,444	$70,196,176
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,625,057	$274,502,356	12,724,613	$135,960,267
Total increase	+	2,704,611	59,976,482	4,900,444	138,542,089
End of period		20,329,668	$334,478,838	17,625,057	$274,502,356

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2050 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 9/30/21*	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$15.73	$10.63	$12.09	$11.85	$10.65	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.27	0.32	0.29	0.28	0.15
Net realized and unrealized gains (losses)	0.79	5.08	(1.52)	0.18	1.09	0.62
Total from investment operations	0.91	5.35	(1.20)	0.47	1.37	0.77
Less distributions:
Distributions from net investment income	—	(0.24)	(0.26)	(0.23)	(0.17)	(0.12)
Distributions from net realized gains	—	(0.01)	(0.00) [4]	—	(0.00) [4]	—
Total distributions	—	(0.25)	(0.26)	(0.23)	(0.17)	(0.12)
Net asset value at end of period	$16.64	$15.73	$10.63	$12.09	$11.85	$10.65
Total return	5.79% [5]	50.43%	(10.35%)	4.23%	12.85%	7.80% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.03%	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.42% [7]	1.93%	2.55%	2.48%	2.37%	2.54% [7]
Portfolio turnover rate	2% [5]	6%	3%	0% [8]	15%	4% [5]
Net assets, end of period (x 1,000)	$391,297	$321,048	$146,944	$88,727	$37,619	$793

*	Unaudited.
[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Per-share amount was less than $0.005.
[5]	Not annualized.
[6]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.05%, 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended September 30, 2021, March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
[7]	Annualized.
[8]	Less than 0.5%

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2050 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 53.6%
Large-Cap 47.5%
Schwab U.S. Large-Cap ETF	1,788,027	186,008,449
Small-Cap 6.1%
Schwab U.S. Small-Cap ETF	237,939	23,817,694
		209,826,143

International Stocks 31.2%
Developed Markets 24.7%
Schwab International Equity ETF	2,494,203	96,525,656
Emerging Markets 6.5%
Schwab Emerging Markets Equity ETF	838,085	25,544,831
		122,070,487

Real Estate 4.4%
U.S. REITs 4.4%
Schwab U.S. REIT ETF	376,471	17,197,195

Fixed Income 10.0%
Intermediate-Term Bond 9.5%
Schwab U.S. Aggregate Bond ETF	684,646	37,148,892
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	33,635	1,721,776
		38,870,668

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	62,925	62,943
Total Affiliated Underlying Funds (Cost $312,861,980)		388,027,436

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Time Deposits 1.0%
National Australia Bank Ltd.
0.01%, 10/01/21 (b)	3,931,330	3,931,330
Sumitomo Mitsui Banking Corp.
0.01%, 10/01/21 (b)	208,093	208,093
Total Short-Term Investments (Cost $4,139,423)		4,139,423
Total Investments in Securities (Cost $317,001,403)		392,166,859

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2050 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/21	BALANCE OF SHARES HELD AT 9/30/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 53.6%
Large-Cap 47.5%
Schwab U.S. Large-Cap ETF	$154,398,474	$22,637,250	($3,995,203)	$14,323	$12,953,605	$186,008,449	1,788,027	$1,156,766
Small-Cap 6.1%
Schwab U.S. Small-Cap ETF	19,564,125	4,227,795	—	—	25,774	23,817,694	237,939	117,087
						209,826,143

International Stocks 31.2%
Developed Markets 24.7%
Schwab International Equity ETF	78,491,609	17,493,202	(1,377,244)	20,237	1,897,852	96,525,656	2,494,203	754,452
Emerging Markets 6.5%
Schwab Emerging Markets Equity ETF	20,756,885	5,827,236	—	—	(1,039,290)	25,544,831	838,085	145,816
						122,070,487

Real Estate 4.4%
U.S. REITs 4.4%
Schwab U.S. REIT ETF	14,568,131	1,731,590	(694,469)	(12,444)	1,604,387	17,197,195	376,471	157,283

Fixed Income 10.0%
Intermediate-Term Bond 9.5%
Schwab U.S. Aggregate Bond ETF	29,414,943	7,805,785	(207,435)	(7,532)	143,131	37,148,892	684,646	355,866
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	1,165,763	559,583	—	—	(3,570)	1,721,776	33,635	2,843
						38,870,668

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares	62,934	9	—	—	—	62,943	62,925	9
Total Affiliated Underlying Funds	$318,422,864	$60,282,450	($6,274,351)	$14,584	$15,581,889	$388,027,436		$2,690,122

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$388,027,436	$—	$—	$388,027,436
Short-Term Investments[1]	—	4,139,423	—	4,139,423
Total	$388,027,436	$4,139,423	$—	$392,166,859

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2050 Index Fund
Statement of Assets and Liabilities

As of September 30, 2021; unaudited
Assets
Investments in securities, at value - affiliated (cost $312,861,980)		$388,027,436
Investments in securities, at value - unaffiliated (cost $4,139,423)		4,139,423
Receivables:
Fund shares sold		638,664
Investments sold	+	207,436
Total assets		393,012,959
Liabilities
Payables:
Investments bought		1,593,407
Fund shares redeemed		111,445
Investment adviser fees	+	11,270
Total liabilities		1,716,122
Net assets		$391,296,837
Net Assets by Source
Capital received from investors		$313,749,196
Total distributable earnings	+	77,547,641
Net assets		$391,296,837

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$391,296,837		23,521,464		$16.64

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2050 Index Fund
Statement of Operations

For the period April 1, 2021 through September 30, 2021; unaudited
Investment Income
Dividends received from securities - affiliated		$2,690,122
Interest received from securities - unaffiliated	+	93
Total investment income		2,690,215
Expenses
Investment adviser fees	+	147,625
Total expenses		147,625
Expense reduction by CSIM and its affiliates	–	84,284
Net expenses	–	63,341
Net investment income		2,626,874
Realized and Unrealized Gains (Losses)
Net realized gains on sales of securities - affiliated		14,584
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	15,581,889
Net realized and unrealized gains		15,596,473
Increase in net assets resulting from operations		$18,223,347

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2050 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/21-9/30/21		4/1/20-3/31/21
Net investment income		$2,626,874	$4,403,783
Net realized gains (losses)		14,584	(716,331)
Net change in unrealized appreciation (depreciation)	+	15,581,889	81,119,691
Increase in net assets from operations		$18,223,347	$84,807,143
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($4,431,058)

TRANSACTIONS IN FUND SHARES
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,820,443	$80,570,098	10,144,672	$142,622,509
Shares reinvested		—	—	290,416	4,350,434
Shares redeemed	+	(1,708,242)	(28,544,784)	(3,849,108)	(53,244,708)
Net transactions in fund shares		3,112,201	$52,025,314	6,585,980	$93,728,235
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,409,263	$321,048,176	13,823,283	$146,943,856
Total increase	+	3,112,201	70,248,661	6,585,980	174,104,320
End of period		23,521,464	$391,296,837	20,409,263	$321,048,176

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2055 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 9/30/21*	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$15.88	$10.60	$12.14	$11.91	$10.67	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.27	0.32	0.31	0.27	0.15
Net realized and unrealized gains (losses)	0.80	5.25	(1.60)	0.15	1.15	0.65
Total from investment operations	0.92	5.52	(1.28)	0.46	1.42	0.80
Less distributions:
Distributions from net investment income	—	(0.24)	(0.26)	(0.23)	(0.18)	(0.13)
Distributions from net realized gains	—	(0.00) [4]	(0.00) [4]	—	(0.00) [4]	—
Total distributions	—	(0.24)	(0.26)	(0.23)	(0.18)	(0.13)
Net asset value at end of period	$16.80	$15.88	$10.60	$12.14	$11.91	$10.67
Total return	5.79% [5]	52.24%	(10.96%)	4.15%	13.25%	8.03% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.03%	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.41% [7]	1.92%	2.57%	2.60%	2.33%	2.53% [7]
Portfolio turnover rate	1% [5]	6%	3%	6%	23%	14% [5]
Net assets, end of period (x 1,000)	$236,899	$189,841	$84,957	$50,403	$17,713	$147

*	Unaudited.
[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Per-share amount was less than $0.005.
[5]	Not annualized.
[6]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.05%, 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended September 30, 2021, March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
[7]	Annualized.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2055 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 54.8%
Large-Cap 48.4%
Schwab U.S. Large-Cap ETF	1,102,736	114,717,626
Small-Cap 6.4%
Schwab U.S. Small-Cap ETF	151,062	15,121,306
		129,838,932

International Stocks 32.4%
Developed Markets 25.4%
Schwab International Equity ETF	1,557,066	60,258,454
Emerging Markets 7.0%
Schwab Emerging Markets Equity ETF	542,432	16,533,328
		76,791,782

Real Estate 4.5%
U.S. REITs 4.5%
Schwab U.S. REIT ETF	232,522	10,621,605

Fixed Income 7.6%
Intermediate-Term Bond 7.3%
Schwab U.S. Aggregate Bond ETF	316,386	17,167,104
Treasury Bond 0.3%
Schwab Short-Term U.S. Treasury ETF	13,493	690,707
		17,857,811

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	66,688	66,708
Total Affiliated Underlying Funds (Cost $190,033,079)		235,176,838

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Time Deposits 0.7%
Skandinaviska Enskilda Banken AB
0.01%, 10/01/21 (b)	1,734,625	1,734,625
Total Short-Term Investments (Cost $1,734,625)		1,734,625
Total Investments in Securities (Cost $191,767,704)		236,911,463

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2055 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/21	BALANCE OF SHARES HELD AT 9/30/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 54.8%
Large-Cap 48.4%
Schwab U.S. Large-Cap ETF	$92,931,112	$15,887,468	($1,967,063)	$8,296	$7,857,813	$114,717,626	1,102,736	$712,980
Small-Cap 6.4%
Schwab U.S. Small-Cap ETF	12,255,722	2,860,738	—	—	4,846	15,121,306	151,062	74,238
						129,838,932

International Stocks 32.4%
Developed Markets 25.4%
Schwab International Equity ETF	47,760,020	12,058,299	(720,645)	6,286	1,154,494	60,258,454	1,557,066	468,820
Emerging Markets 7.0%
Schwab Emerging Markets Equity ETF	13,109,631	4,204,315	(97,573)	(4,710)	(678,335)	16,533,328	542,432	93,820
						76,791,782

Real Estate 4.5%
U.S. REITs 4.5%
Schwab U.S. REIT ETF	8,875,358	1,196,867	(427,351)	(11,476)	988,207	10,621,605	232,522	97,759

Fixed Income 7.6%
Intermediate-Term Bond 7.3%
Schwab U.S. Aggregate Bond ETF	12,970,713	4,139,201	—	—	57,190	17,167,104	316,386	161,129
Treasury Bond 0.3%
Schwab Short-Term U.S. Treasury ETF	575,134	116,941	—	—	(1,368)	690,707	13,493	1,255
						17,857,811

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares	66,698	10	—	—	—	66,708	66,688	9
Total Affiliated Underlying Funds	$188,544,388	$40,463,839	($3,212,632)	($1,604)	$9,382,847	$235,176,838		$1,610,010

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$235,176,838	$—	$—	$235,176,838
Short-Term Investments[1]	—	1,734,625	—	1,734,625
Total	$235,176,838	$1,734,625	$—	$236,911,463

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2055 Index Fund
Statement of Assets and Liabilities

As of September 30, 2021; unaudited
Assets
Investments in securities, at value - affiliated (cost $190,033,079)		$235,176,838
Investments in securities, at value - unaffiliated (cost $1,734,625)		1,734,625
Receivables:
Fund shares sold	+	321,818
Total assets		237,233,281
Liabilities
Payables:
Investments bought		284,106
Fund shares redeemed		43,768
Investment adviser fees	+	6,729
Total liabilities		334,603
Net assets		$236,898,678
Net Assets by Source
Capital received from investors		$190,664,664
Total distributable earnings	+	46,234,014
Net assets		$236,898,678

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$236,898,678		14,101,488		$16.80

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2055 Index Fund
Statement of Operations

For the period April 1, 2021 through September 30, 2021; unaudited
Investment Income
Dividends received from securities - affiliated		$1,610,010
Interest received from securities - unaffiliated	+	54
Total investment income		1,610,064
Expenses
Investment adviser fees	+	88,982
Total expenses		88,982
Expense reduction by CSIM and its affiliates	–	51,356
Net expenses	–	37,626
Net investment income		1,572,438
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - affiliated		(1,604)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	9,382,847
Net realized and unrealized gains		9,381,243
Increase in net assets resulting from operations		$10,953,681

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2055 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/21-9/30/21		4/1/20-3/31/21
Net investment income		$1,572,438	$2,561,387
Net realized losses		(1,604)	(368,513)
Net change in unrealized appreciation (depreciation)	+	9,382,847	48,728,147
Increase in net assets from operations		$10,953,681	$50,921,021
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($2,551,965)

TRANSACTIONS IN FUND SHARES
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,030,163	$51,132,919	5,887,926	$83,275,244
Shares reinvested		—	—	164,503	2,482,361
Shares redeemed	+	(887,030)	(15,029,169)	(2,106,273)	(29,242,736)
Net transactions in fund shares		2,143,133	$36,103,750	3,946,156	$56,514,869
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,958,355	$189,841,247	8,012,199	$84,957,322
Total increase	+	2,143,133	47,057,431	3,946,156	104,883,925
End of period		14,101,488	$236,898,678	11,958,355	$189,841,247

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2060 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 9/30/21*	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$15.95	$10.55	$12.16	$11.92	$10.68	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.27	0.32	0.30	0.29	0.18
Net realized and unrealized gains (losses)	0.82	5.38	(1.66)	0.17	1.12	0.62
Total from investment operations	0.94	5.65	(1.34)	0.47	1.41	0.80
Less distributions:
Distributions from net investment income	—	(0.24)	(0.27)	(0.23)	(0.17)	(0.12)
Distributions from net realized gains	—	(0.01)	(0.00) [4]	(0.00) [4]	(0.00) [4]	—
Total distributions	—	(0.25)	(0.27)	(0.23)	(0.17)	(0.12)
Net asset value at end of period	$16.89	$15.95	$10.55	$12.16	$11.92	$10.68
Total return	5.89% [5]	53.70%	(11.50%)	4.23%	13.22%	8.11% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.03%	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08%	0.08%	0.08%	0.08% [7]
Net investment income (loss)	1.41% [7]	1.92%	2.54%	2.50%	2.43%	2.94% [7]
Portfolio turnover rate	1% [5]	7%	4%	2%	19%	0% [5]
Net assets, end of period (x 1,000)	$289,786	$226,973	$100,674	$58,895	$24,224	$166

*	Unaudited.
[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Per-share amount was less than $0.005.
[5]	Not annualized.
[6]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.05%, 0.05%, 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended September 30, 2021, March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
[7]	Annualized.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2060 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 56.1%
Large-Cap 49.4%
Schwab U.S. Large-Cap ETF	1,376,652	143,213,108
Small-Cap 6.7%
Schwab U.S. Small-Cap ETF	194,330	19,452,433
		162,665,541

International Stocks 33.6%
Developed Markets 26.1%
Schwab International Equity ETF	1,952,899	75,577,191
Emerging Markets 7.5%
Schwab Emerging Markets Equity ETF	711,625	21,690,330
		97,267,521

Real Estate 4.6%
U.S. REITs 4.6%
Schwab U.S. REIT ETF	295,248	13,486,929

Fixed Income 5.1%
Intermediate-Term Bond 4.9%
Schwab U.S. Aggregate Bond ETF	261,086	14,166,526
SECURITY	NUMBER OF SHARES	VALUE ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	9,884	505,962
		14,672,488
Total Affiliated Underlying Funds (Cost $233,764,890)		288,092,479

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Time Deposits 0.9%
Skandinaviska Enskilda Banken AB
0.01%, 10/01/21 (a)	2,626,465	2,626,465
Total Short-Term Investments (Cost $2,626,465)		2,626,465
Total Investments in Securities (Cost $236,391,355)		290,718,944

(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2060 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/21	BALANCE OF SHARES HELD AT 9/30/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 56.1%
Large-Cap 49.4%
Schwab U.S. Large-Cap ETF	$112,947,221	$22,956,306	($2,275,391)	$7,423	$9,577,549	$143,213,108	1,376,652	$885,472
Small-Cap 6.7%
Schwab U.S. Small-Cap ETF	15,359,047	4,104,243	—	—	(10,857)	19,452,433	194,330	95,497
						162,665,541

International Stocks 33.6%
Developed Markets 26.1%
Schwab International Equity ETF	58,640,138	16,571,579	(999,104)	6,987	1,357,591	75,577,191	1,952,899	587,818
Emerging Markets 7.5%
Schwab Emerging Markets Equity ETF	16,807,234	5,754,106	—	—	(871,010)	21,690,330	711,625	122,886
						97,267,521

Real Estate 4.6%
U.S. REITs 4.6%
Schwab U.S. REIT ETF	10,944,157	1,649,066	(306,474)	1,390	1,198,790	13,486,929	295,248	122,331

Fixed Income 5.1%
Intermediate-Term Bond 4.9%
Schwab U.S. Aggregate Bond ETF	10,598,046	3,521,363	—	—	47,117	14,166,526	261,086	133,625
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	365,994	141,099	—	—	(1,131)	505,962	9,884	982
						14,672,488
Total Affiliated Underlying Funds	$225,661,837	$54,697,762	($3,580,969)	$15,800	$11,298,049	$288,092,479		$1,948,611

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$288,092,479	$—	$—	$288,092,479
Short-Term Investments[1]	—	2,626,465	—	2,626,465
Total	$288,092,479	$2,626,465	$—	$290,718,944

[1]	As categorized in the Portfolio Holdings.
Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2060 Index Fund
Statement of Assets and Liabilities

As of September 30, 2021; unaudited
Assets
Investments in securities, at value - affiliated (cost $233,764,890)		$288,092,479
Investments in securities, at value - unaffiliated (cost $2,626,465)		2,626,465
Receivables:
Fund shares sold	+	426,244
Total assets		291,145,188
Liabilities
Payables:
Investments bought		1,257,313
Fund shares redeemed		94,185
Investment adviser fees	+	8,118
Total liabilities		1,359,616
Net assets		$289,785,572
Net Assets by Source
Capital received from investors		$234,450,340
Total distributable earnings	+	55,335,232
Net assets		$289,785,572

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$289,785,572		17,157,495		$16.89

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2060 Index Fund
Statement of Operations

For the period April 1, 2021 through September 30, 2021; unaudited
Investment Income
Dividends received from securities - affiliated		$1,948,611
Interest received from securities - unaffiliated	+	56
Total investment income		1,948,667
Expenses
Investment adviser fees	+	108,174
Total expenses		108,174
Expense reduction by CSIM and its affiliates	–	63,057
Net expenses	–	45,117
Net investment income		1,903,550
Realized and Unrealized Gains (Losses)
Net realized gains on sales of securities - affiliated		15,800
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	11,298,049
Net realized and unrealized gains		11,313,849
Increase in net assets resulting from operations		$13,217,399

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2060 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/21-9/30/21		4/1/20-3/31/21
Net investment income		$1,903,550	$3,002,737
Net realized gains (losses)		15,800	(619,971)
Net change in unrealized appreciation (depreciation)	+	11,298,049	58,871,843
Increase in net assets from operations		$13,217,399	$61,254,609
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($3,027,524)

TRANSACTIONS IN FUND SHARES
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,211,322	$71,403,426	7,841,414	$111,818,240
Shares reinvested		—	—	194,228	2,936,732
Shares redeemed	+	(1,284,149)	(21,807,864)	(3,351,894)	(46,683,614)
Net transactions in fund shares		2,927,173	$49,595,562	4,683,748	$68,071,358
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-9/30/21			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,230,322	$226,972,611	9,546,574	$100,674,168
Total increase	+	2,927,173	62,812,961	4,683,748	126,298,443
End of period		17,157,495	$289,785,572	14,230,322	$226,972,611

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2065 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 9/30/21*	2/26/21 [1]– 3/31/21
Per-Share Data
Net asset value at beginning of period	$10.21	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.09	0.02
Net realized and unrealized gains (losses)	0.51	0.19
Total from investment operations	0.60	0.21
Net asset value at end of period	$10.81	$10.21
Total return	5.88% [3]	2.10% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03% [5]	0.04% [5]
Gross operating expenses[4]	0.08% [5]	0.08% [5]
Net investment income (loss)	1.61% [5]	2.46% [5]
Portfolio turnover rate	2% [3]	0% [3,6]
Net assets, end of period (x 1,000)	$13,847	$1,820

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds .If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized) and 0.04% (annualized), respectively, for the period ended September 30, 2021 and March 31, 2021 (see financial note 4).
[5]	Annualized.
[6]	Portfolio turnover was 0%; portfolio turnover is calculated by factoring in the lesser of long-term purchases or sales of securities. The fund had no sales of securities during the period.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2065 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 56.4%
Large-Cap 49.6%
Schwab U.S. Large-Cap ETF	65,980	6,863,900
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	9,471	948,047
		7,811,947

International Stocks 33.8%
Developed Markets 26.2%
Schwab International Equity ETF	93,617	3,622,978
Emerging Markets 7.6%
Schwab Emerging Markets Equity ETF	34,505	1,051,712
		4,674,690

Real Estate 4.7%
U.S. REITs 4.7%
Schwab U.S. REIT ETF	14,180	647,742

Fixed Income 4.6%
Intermediate-Term Bond 4.4%
Schwab U.S. Aggregate Bond ETF	11,308	613,572
SECURITY	NUMBER OF SHARES	VALUE ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	560	28,667
		642,239
Total Affiliated Underlying Funds (Cost $13,868,062)		13,776,618

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Time Deposits 0.8%
Citibank NA
0.01%, 10/01/21 (a)	112,463	112,463
Total Short-Term Investments (Cost $112,463)		112,463
Total Investments in Securities (Cost $13,980,525)		13,889,081

(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2065 Index Fund
Portfolio Holdings  as of September 30, 2021 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2021:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/21	BALANCE OF SHARES HELD AT 9/30/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 56.4%
Large-Cap 49.6%
Schwab U.S. Large-Cap ETF	$894,424	$6,087,672	($127,919)	($823)	$10,546	$6,863,900	65,980	$30,075
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	121,298	841,567	—	—	(14,818)	948,047	9,471	3,391
						7,811,947

International Stocks 33.8%
Developed Markets 26.2%
Schwab International Equity ETF	469,460	3,243,012	(23,529)	(542)	(65,423)	3,622,978	93,617	12,902
Emerging Markets 7.6%
Schwab Emerging Markets Equity ETF	135,319	953,580	—	—	(37,187)	1,051,712	34,505	2,686
						4,674,690

Real Estate 4.7%
U.S. REITs 4.7%
Schwab U.S. REIT ETF	85,098	573,682	(12,131)	(20)	1,113	647,742	14,180	4,209

Fixed Income 4.6%
Intermediate-Term Bond 4.4%
Schwab U.S. Aggregate Bond ETF	77,904	542,080	(3,526)	7	(2,893)	613,572	11,308	2,718
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	2,565	26,144	—	—	(42)	28,667	560	18
						642,239
Total Affiliated Underlying Funds	$1,786,068	$12,267,737	($167,105)	($1,378)	($108,704)	$13,776,618		$55,999

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$13,776,618	$—	$—	$13,776,618
Short-Term Investments[1]	—	112,463	—	112,463
Total	$13,776,618	$112,463	$—	$13,889,081

[1]	As categorized in the Portfolio Holdings.
Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2065 Index Fund
Statement of Assets and Liabilities

As of September 30, 2021; unaudited
Assets
Investments in securities, at value - affiliated (cost $13,868,062)		$13,776,618
Investments in securities, at value - unaffiliated (cost $112,463)		112,463
Receivables:
Fund shares sold	+	33,235
Total assets		13,922,316
Liabilities
Payables:
Investments bought		71,229
Fund shares redeemed		3,426
Investment adviser fees	+	316
Total liabilities		74,971
Net assets		$13,847,345
Net Assets by Source
Capital received from investors		$13,882,807
Total distributable loss	+	(35,462)
Net assets		$13,847,345

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$13,847,345		1,281,111		$10.81

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2065 Index Fund
Statement of Operations

For the period April 1, 2021 through September 30, 2021; unaudited
Investment Income
Dividends received from securities - affiliated		$55,999
Interest received from securities - unaffiliated	+	3
Total investment income		56,002
Expenses
Investment adviser fees	+	2,722
Total expenses		2,722
Expense reduction by CSIM and its affiliates	–	1,650
Net expenses	–	1,072
Net investment income		54,930
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - affiliated		(1,378)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(108,704)
Net realized and unrealized losses		(110,082)
Decrease in net assets resulting from operations		($55,152)

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target 2065 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/21-9/30/21		2/26/21*-3/31/21
Net investment income		$54,930	$2,430
Net realized losses		(1,378)	—
Net change in unrealized appreciation (depreciation)	+	(108,704)	17,260
Increase (decrease) in net assets from operations		($55,152)	$19,690

TRANSACTIONS IN FUND SHARES
	4/1/21-9/30/21			2/26/21*-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,172,786	$12,848,190	181,848	$1,835,930
Shares redeemed	+	(69,991)	(765,779)	(3,532)	(35,534)
Net transactions in fund shares		1,102,795	$12,082,411	178,316	$1,800,396
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-9/30/21			2/26/21*-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		178,316	$1,820,086	—	$—
Total increase	+	1,102,795	12,027,259	178,316	1,820,086
End of period		1,281,111	$13,847,345	178,316	$1,820,086

*	Commencement of operations.

Schwab Target Index Funds  |  Semiannual Report
See financial notes

Schwab Target Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Target 2010 Index Fund	Schwab Large-Cap Growth Fund
Schwab Target 2015 Index Fund	Schwab Small-Cap Equity Fund
Schwab Target 2020 Index Fund	Schwab Hedged Equity Fund
Schwab Target 2025 Index Fund	Schwab Health Care Fund
Schwab Target 2030 Index Fund	Schwab International Core Equity Fund
Schwab Target 2035 Index Fund	Schwab Target 2010 Fund
Schwab Target 2040 Index Fund	Schwab Target 2015 Fund
Schwab Target 2045 Index Fund	Schwab Target 2020 Fund
Schwab Target 2050 Index Fund	Schwab Target 2025 Fund
Schwab Target 2055 Index Fund	Schwab Target 2030 Fund
Schwab Target 2060 Index Fund	Schwab Target 2035 Fund
Schwab Target 2065 Index Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab Monthly Income Fund - Moderate Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab Dividend Equity Fund
The Schwab Target Index Funds are “funds of funds.” Each of the funds seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The funds may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as "underlying funds"), in accordance with their target portfolio allocation. Each fund may also invest directly in equity and fixed-income securities, cash and cash equivalents, including money market securities.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of September 30, 2021 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the funds, the investment adviser will pay the operating expenses of each fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding shareholder servicing fees, acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to each fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money over short or long periods.
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their asset allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk and market risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee of 0.08%, payable monthly, based on a percentage of each fund’s average daily net assets.
Contractual Expense Limitations
CSIM and its affiliates have agreed with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to maintain the “net operating expenses” of each of the funds (including acquired fund fees and expenses, but excluding taxes and certain non-routine expenses) at 0.08%.
In the above agreement, CSIM and its affiliates have contractually agreed to waive acquired fund fees and expenses of the underlying funds in which the funds invest.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of September 30, 2021, each Schwab Target Index Fund’s ownership percentages of other related funds’ shares are:
UNDERLYING FUNDS	SCHWAB TARGET 2010 INDEX FUND	SCHWAB TARGET 2015 INDEX FUND	SCHWAB TARGET 2020 INDEX FUND	SCHWAB TARGET 2025 INDEX FUND	SCHWAB TARGET 2030 INDEX FUND	SCHWAB TARGET 2035 INDEX FUND	SCHWAB TARGET 2040 INDEX FUND	SCHWAB TARGET 2045 INDEX FUND	SCHWAB TARGET 2050 INDEX FUND	SCHWAB TARGET 2055 INDEX FUND	SCHWAB TARGET 2060 INDEX FUND	SCHWAB TARGET 2065 INDEX FUND
Schwab Emerging Markets Equity ETF	—%	—%	—%	0.1%	0.2%	0.2%	0.3%	0.2%	0.3%	0.2%	0.2%	0.0%*
Schwab International Equity ETF	0.0%*	0.0%*	0.1%	0.3%	0.5%	0.3%	0.4%	0.3%	0.3%	0.2%	0.3%	0.0%*
Schwab Short-Term U.S. Treasury ETF	0.1%	0.1%	0.3%	0.3%	0.2%	0.1%	0.1%	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*
Schwab U.S. Aggregate Bond ETF	0.3%	0.4%	1.4%	2.1%	2.5%	1.2%	1.2%	0.5%	0.4%	0.2%	0.2%	0.0%*
Schwab U.S. Large-Cap ETF	0.0%*	0.1%	0.2%	0.5%	0.9%	0.6%	0.8%	0.5%	0.6%	0.4%	0.5%	0.0%*
Schwab U.S. REIT ETF	0.0%*	0.0%*	0.1%	0.2%	0.4%	0.3%	0.4%	0.2%	0.3%	0.2%	0.2%	0.0%*
Schwab U.S. Small-Cap ETF	0.0%*	0.0%*	0.0%*	0.1%	0.1%	0.1%	0.2%	0.1%	0.1%	0.1%	0.1%	0.0%*
Schwab U.S. TIPS ETF	0.0%*	0.0%*	0.1%	0.1%	0.0%*	—%	—%	—%	—%	—%	—%	—%
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%	0.1%	0.3%	0.4%	0.3%	0.1%	0.1%	0.0%*	0.0%*	0.0%*	—%	—%

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 30, 2021. On September 30, 2021, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 30, 2021. On September 30, 2021, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended September 30, 2021, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Target 2010 Index Fund	$7,646,929	$4,523,057
Schwab Target 2015 Index Fund	8,252,759	5,790,725
Schwab Target 2020 Index Fund	33,585,664	17,758,192
Schwab Target 2025 Index Fund	72,771,136	15,511,293
Schwab Target 2030 Index Fund	105,169,140	13,834,687
Schwab Target 2035 Index Fund	72,464,461	12,328,512
Schwab Target 2040 Index Fund	82,243,899	9,585,748
Schwab Target 2045 Index Fund	53,910,767	7,736,378
Schwab Target 2050 Index Fund	60,282,450	6,274,351
Schwab Target 2055 Index Fund	40,463,839	3,212,632
Schwab Target 2060 Index Fund	54,697,762	3,580,969
Schwab Target 2065 Index Fund	12,267,737	167,105

8. Federal Income Taxes:
As of September 30, 2021, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Target 2010 Index Fund	$52,761,909	$7,238,083	($10)	$7,238,073
Schwab Target 2015 Index Fund	67,279,725	10,915,701	(239)	10,915,462
Schwab Target 2020 Index Fund	263,388,884	39,643,561	-	39,643,561
Schwab Target 2025 Index Fund	445,981,153	72,327,173	(61)	72,327,112
Schwab Target 2030 Index Fund	628,676,675	113,566,556	(160)	113,566,396
Schwab Target 2035 Index Fund	375,176,566	74,944,234	(35)	74,944,199
Schwab Target 2040 Index Fund	466,788,088	101,910,162	(78)	101,910,084
Schwab Target 2045 Index Fund	271,192,620	63,265,322	(4)	63,265,318
Schwab Target 2050 Index Fund	317,943,259	74,223,600	-	74,223,600
Schwab Target 2055 Index Fund	192,643,804	44,268,255	(596)	44,267,659
Schwab Target 2060 Index Fund	237,739,804	52,979,140	-	52,979,140
Schwab Target 2065 Index Fund	13,981,914	27,352	(120,185)	(92,833)
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2021, the funds had no capital loss carryforwards.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2021. The tax-basis components of distributions paid during the fiscal year ended March 31, 2021, were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Target 2010 Index Fund	$885,461	$106,658
Schwab Target 2015 Index Fund	1,305,865	347,584
Schwab Target 2020 Index Fund	4,687,144	—
Schwab Target 2025 Index Fund	6,774,266	363,955
Schwab Target 2030 Index Fund	9,209,541	26,706
Schwab Target 2035 Index Fund	5,480,139	103,356
Schwab Target 2040 Index Fund	6,943,973	13,789
Schwab Target 2045 Index Fund	3,838,268	3,123
Schwab Target 2050 Index Fund	4,431,058	—
Schwab Target 2055 Index Fund	2,551,965	—
Schwab Target 2060 Index Fund	3,026,320	1,204
Schwab Target 2065 Index Fund	—	—
As of March 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended March 31, 2021, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Liquidity Risk Management Program  (Unaudited)

The Funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Funds’ Board of Trustees (the “Board”) has designated the Funds’ investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”) as the administrator of the program. Personnel of CSIM or its affiliates conduct the day-to-day operation of the program.
Under the program, CSIM manages a Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The program is reasonably designed to assess and manage a Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. CSIM’s process of determining the degree of liquidity of each Fund’s investments is supported by third-party liquidity assessment vendors.
The Funds’ Board reviewed a report at its meeting held on September 20, 2021 prepared by CSIM regarding the operation and effectiveness of the program for the period June 1, 2020, through May 31, 2021, which included individual Fund liquidity risk metrics. No significant liquidity events impacting any of the Funds were noted in the report. In addition, CSIM provided its assessment that the program had been operating effectively in managing each Fund’s liquidity risk.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, Schwab Target 2060 Index Fund, and Schwab Target 2065 Index Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 12, 2021 and June 8, 2021, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 8, 2021 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds, exchange-traded funds and other accounts;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered CSIM’s effective implementation of its business continuity plan in response to the COVID-19 pandemic and government-mandated restrictions during the prior year. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit Fund shareholders who are brokerage clients of Schwab. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and each Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap (contractual expense limitation agreement). The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. The Trustees noted that the pro rata share of the fees and expenses of the underlying funds in which the Funds invest are covered by the expense limitation agreement. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because each Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered the indirect benefits to CSIM from such Fund’s investments in other underlying funds managed by CSIM. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) graduated investment advisory fee schedules or unitary fee structures, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by CSIM and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 8, 2021 was held by means of videoconference in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	103	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Oct. 2008 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 1–3 Year Index  An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)  An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones Equity All REIT Capped Index  A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index  An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index  An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
Target 2010 Passive Composite Index  A custom blended index developed by CSIM based on the Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 22.3% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.4% Dow Jones U.S. Small-Cap Total Stock Market Index, 9.1% FTSE Developed ex US Index (Net), 1.7% Dow Jones Equity All REIT Capped Index, 9.0% Bloomberg US Treasury 1-3 Year Index, 45.2% Bloomberg US Aggregate Bond Index, 6.5% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 4.7% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2015 Passive Composite Index A custom blended index developed by CSIM based on the Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 23.9% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.6% Dow Jones U.S. Small-Cap Total Stock Market Index, 10.2% FTSE Developed ex US Index (Net), 1.9% Dow Jones Equity All REIT Capped Index, 8.4% Bloomberg US Treasury 1-3 Year Index, 43.4% Bloomberg US Aggregate Bond Index, 6.2% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 4.3% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2020 Passive Composite Index A custom blended index developed by CSIM based on the Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 24.9% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.7% Dow Jones U.S. Small-Cap Total Stock Market Index, 11.1% FTSE Developed ex US Index (Net), 2.0% Dow Jones Equity All REIT Capped Index, 8.0% Bloomberg US Treasury 1-3 Year Index, 42.3% Bloomberg US Aggregate Bond Index, 6.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2025 Passive Composite Index A custom blended index developed by CSIM based on the Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 31.1% Dow Jones U.S. Large-Cap Total Stock Market Index, 2.4% Dow Jones U.S. Small-Cap Total Stock Market Index, 14.1% FTSE Developed ex US Index (Net), 1.7% FTSE Emerging Index (Net), 2.6% Dow Jones Equity All REIT Capped Index, 4.8% Bloomberg US Treasury 1-3 Year Index, 37.2% Bloomberg US Aggregate Bond Index, 2.9% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 3.2% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2030 Passive Composite Index A custom blended index developed by CSIM based on the Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 36.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 3.1% Dow Jones U.S. Small-Cap Total Stock Market Index, 17.2% FTSE Developed ex US Index (Net), 2.8% FTSE Emerging Index (Net), 3.2% Dow Jones Equity All REIT Capped Index, 2.6% Bloomberg US Treasury 1-3 Year Index, 30.9% Bloomberg US Aggregate Bond Index, 0.8% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 2.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Target 2035 Passive Composite Index A custom blended index developed by CSIM based on the Target 2035 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 40.7% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 19.5% FTSE Developed ex US Index (Net), 3.8% FTSE Emerging Index (Net), 3.6% Dow Jones Equity All REIT Capped Index, 1.6% Bloomberg US Treasury 1-3 Year Index, 24.8% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2040 Passive Composite Index A custom blended index developed by CSIM based on the Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 43.7% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 21.5% FTSE Developed ex US Index (Net), 4.8% FTSE Emerging Index (Net), 3.9% Dow Jones Equity All REIT Capped Index, 1.0% Bloomberg US Treasury 1-3 Year Index, 18.7% Bloomberg US Aggregate Bond Index, and 1.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2045 Passive Composite Index A custom blended index developed by CSIM based on the Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 46.4% Dow Jones U.S. Large-Cap Total Stock Market Index, 5.6% Dow Jones U.S. Small-Cap Total Stock Market Index, 23.4% FTSE Developed ex US Index (Net), 5.8% FTSE Emerging Index (Net), 4.3% Dow Jones Equity All REIT Capped Index, 0.6% Bloomberg US Treasury 1-3 Year Index, 12.9% Bloomberg US Aggregate Bond Index, and 1.1% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2050 Passive Composite Index A custom blended index developed by CSIM based on the Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 47.9% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.1% Dow Jones U.S. Small-Cap Total Stock Market Index, 24.5% FTSE Developed ex US Index (Net), 6.5% FTSE Emerging Index (Net), 4.5% Dow Jones Equity All REIT Capped Index, 0.4% Bloomberg US Treasury 1-3 Year Index, 9.3% Bloomberg US Aggregate Bond Index, and 0.9% Bloomberg US Treasury Bills 1-3 Month Index.
The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2055 Passive Composite Index A custom blended index developed by CSIM based on the Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 48.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.4% Dow Jones U.S. Small-Cap Total Stock Market Index, 25.2% FTSE Developed ex US Index (Net), 7.0% FTSE Emerging Index (Net), 4.6% Dow Jones Equity All REIT Capped Index, 0.3% Bloomberg US Treasury 1-3 Year Index, 7.0% Bloomberg US Aggregate Bond Index, and 0.7% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2060 Passive Composite Index A custom blended index developed by CSIM based on the Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2021, the composite is derived using the following portion allocations: 49.6% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.7% Dow Jones U.S. Small-Cap Total Stock Market Index, 25.9% FTSE Developed ex US Index (Net), 7.4% FTSE Emerging Index (Net), 4.7% Dow Jones Equity All REIT Capped Index, 0.2% Bloomberg US Treasury 1-3 Year Index, 4.8% Bloomberg US Aggregate Bond Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
Target 2065 Passive Composite Index A custom blended index developed by CSIM based on the Target 2065 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 25, 2021, the composite is derived using the following portion allocations: 49.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 26.1% FTSE Developed ex US Index (Net), 7.5% FTSE Emerging Index (Net), 4.8% Dow Jones Equity All REIT Capped Index, 0.2% Bloomberg US Treasury 1-3 Year Index, 4.3% Bloomberg US Aggregate Bond Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2021. Percentages listed may not total to 100% due to rounding.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Target Index Funds  |  Semiannual Report

Notes

Notes

Schwab Target Index Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2021 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

This page is intentionally left blank.

MFR93877-05
00265783

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)     (1)     Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Target Index Funds

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	November 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	November 15, 2021

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	November 15, 2021